NATIONWIDE

PROVIDENT VLI

SEPARATE

ACCOUNT A

Annual Report

To

Policyholders

December 31, 2024

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

KPMG LLP
Suite 500 191 West Nationwide Blvd.
Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nationwide Life and Annuity Insurance Company and Contract Owners of Nationwide Provident VLI Separate Account A:

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Provident VLI Separate Account A (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 8 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 8, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 1, 2025

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class (WRASP)1

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class IV (EIF4)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV (GBF4)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV (GVEX4)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV (SAM4)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV (SCF4)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class IV (TRF4)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

PIMCO FUNDS

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period April 26, 2024 (inception) to December 31, 2024.

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)

(1)	See Note 1 to the financial statements for the former name of the subaccount.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
ALVGIA	7,014	$203,755	$222,200	$-	$222,200	$12	$222,188
ALVSVA	11,554	203,477	211,663	-	211,663	10	211,653
AASCO	162,423	3,890,145	2,892,761	-	2,892,761	7	2,892,754
SVDF	13,099	355,951	316,604	-	316,604	3	316,601
SVOF	3,692	92,040	99,167	-	99,167	5	99,162
WFVSCG	3,419	26,224	31,901	-	31,901	8	31,893
MLVGA2	8,056	142,785	131,789	-	131,789	4	131,785
DSC	1,704	69,958	74,211	-	74,211	9	74,202
DSIF	30,452	1,878,997	2,428,848	-	2,428,848	13	2,428,835
DVSCS	95,110	1,620,584	1,844,182	-	1,844,182	18	1,844,164
FQB	9,639	101,976	98,508	-	98,508	7	98,501
FVU2	1,111	9,790	11,321	-	11,321	6	11,315
FAMP	84,447	1,312,802	1,389,158	-	1,389,158	15	1,389,143
FCP	11	668	622	-	622	622	-
FEIP	238,253	5,516,820	6,335,134	-	6,335,134	9	6,335,125
FEIS	21,737	508,615	572,992	-	572,992	4	572,988
FF30S	4,599	64,087	75,155	-	75,155	3	75,152
FGP	205,768	17,916,840	19,947,156	-	19,947,156	40	19,947,116
FGS	9,802	849,722	940,461	-	940,461	1	940,460
FHIP	288,660	1,367,420	1,362,477	-	1,362,477	39,181	1,323,296
FIGBP	179,732	2,217,777	1,973,458	-	1,973,458	32,071	1,941,387
FIGBS	3,211	37,831	34,707	-	34,707	5	34,702
FMCS	51,036	1,792,456	1,884,263	-	1,884,263	25	1,884,238
FNRS2	7,858	167,441	196,681	-	196,681	4	196,677
FOP	104,624	2,297,988	2,664,771	-	2,664,771	6	2,664,765
FOS	13,606	313,314	344,364	-	344,364	2	344,362
FVSS	35,532	546,119	548,257	-	548,257	7	548,250
FTVDM2	32,496	286,306	274,590	-	274,590	26	274,564
FTVGI2	19,114	232,051	217,521	-	217,521	15	217,506
FTVSVI	51,491	700,018	788,845	2	788,847	-	788,847
TIF	3,003	41,300	42,283	-	42,283	8	42,275
ACEG	2,172	132,667	172,776	-	172,776	1	172,775
MSVMV	621	9,971	10,959	-	10,959	6	10,953
OVAG	1,584	138,126	123,575	-	123,575	5	123,570
OVGS	37,231	1,404,272	1,488,856	-	1,488,856	31	1,488,825
OVSB	5,623	24,413	24,121	-	24,121	7	24,114
OVSC	9,951	257,850	291,079	-	291,079	29,001	262,078
WRASP	16,937	159,079	157,347	-	157,347	4	157,343
JABS	10,498	476,034	570,985	-	570,985	40,054	530,931
JACAS	14,305	637,233	730,422	-	730,422	12	730,410
JAGTS	58,744	1,175,397	1,243,031	-	1,243,031	29,995	1,213,036
JAIGS	11,580	425,855	483,697	-	483,697	23,313	460,384
LACDV2	31,549	256,217	270,220	-	270,220	5	270,215
LACI2	19,373	207,965	206,985	-	206,985	3	206,982
LACIPS	15,815	145,207	144,925	-	144,925	91	144,834
LACMV2	18,919	362,731	371,883	-	371,883	25,482	346,401
LACU2	7,083	182,406	214,983	-	214,983	8	214,975
MV2IGI	2,431	54,582	58,230	-	58,230	11	58,219
MVFIC	81,849	1,751,074	1,770,396	3	1,770,399	-	1,770,399
MSEM	536	2,808	2,942	-	2,942	4	2,938
EIF4	82,577	1,551,255	1,671,350	-	1,671,350	3	1,671,347
GBF	4,977	51,504	46,042	-	46,042	3	46,039
GBF4	48,047	455,743	443,957	-	443,957	7	443,950
GEM	15,673	217,812	172,244	-	172,244	5	172,239
GIG	11,232	139,662	131,081	7	131,088	-	131,088
GVAAA2	4,397	111,174	124,955	-	124,955	2	124,953
GVABD2	595	7,107	6,547	-	6,547	4	6,543
GVAGG2	4,436	144,851	166,229	-	166,229	4	166,225
GVAGI2	1,690	115,202	124,739	-	124,739	4	124,735
GVAGR2	1,316	129,163	179,629	-	179,629	9	179,620

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
GVDMA	179,346	1,825,462	1,814,986	-	1,814,986	13	1,814,973
GVDMC	4,925	49,005	48,068	-	48,068	7	48,061
GVEX4	2,316,649	20,152,370	26,479,295	-	26,479,295	28	26,479,267
GVIDA	35,601	390,298	409,413	-	409,413	2	409,411
GVIDC	12,688	124,659	124,090	-	124,090	5	124,085
GVIDM	210,905	2,088,964	1,988,833	-	1,988,833	19	1,988,814
HIBF	31,765	200,971	184,870	-	184,870	8	184,862
MCIF	21,729	415,403	437,830	-	437,830	3	437,827
MSBF	40,347	359,935	349,002	-	349,002	8	348,994
NVAMV1	33,440	507,738	592,550	-	592,550	8	592,542
NVAMVX	16,879	294,592	298,597	-	298,597	12	298,585
NVCBD1	5,858	53,910	52,601	-	52,601	5	52,596
NVCCA1	4,377	47,289	52,481	-	52,481	5	52,476
NVCCN1	7,478	78,253	81,959	-	81,959	1	81,958
NVCMD1	15,148	160,907	183,444	-	183,444	4	183,440
NVCRA1	1,333	13,652	18,873	-	18,873	1	18,872
NVCRB1	13,944	154,006	169,700	-	169,700	3	169,697
NVIE6	1,848	17,845	21,293	-	21,293	1	21,292
NVLCP1	7,982	81,079	77,743	1	77,744	-	77,744
NVMIG1	62,058	603,435	474,121	-	474,121	4	474,117
NVMIVX	81,365	861,308	936,513	-	936,513	9	936,504
NVMLG1	162,521	1,357,692	1,589,454	-	1,589,454	12	1,589,442
NVMMG1	425,741	3,717,458	3,163,256	-	3,163,256	15	3,163,241
NVMMV2	70,111	596,248	572,103	-	572,103	2	572,101
NVNMO1	23,308	245,958	233,085	-	233,085	2	233,083
NVNSR2	1,958	22,157	22,238	-	22,238	3	22,235
NVOLG1	780,187	14,686,214	19,988,402	-	19,988,402	71,962	19,916,440
NVRE1	142,019	1,053,941	1,133,316	-	1,133,316	12	1,133,304
NVSTB2	6,277	59,816	60,827	-	60,827	3	60,824
NVTIV3	245	2,367	2,844	-	2,844	3	2,841
SAM4	3,587,649	3,587,649	3,587,649	-	3,587,649	86,992	3,500,657
SCF4	136,663	2,627,521	2,723,700	5	2,723,705	-	2,723,705
SCGF	11,072	166,984	184,125	-	184,125	3	184,122
SCVF4	141,013	1,255,164	1,390,389	7	1,390,396	-	1,390,396
TRF4	50,559	1,071,003	1,161,852	-	1,161,852	26	1,161,826
AMCG	352	10,325	11,014	-	11,014	2	11,012
AMMCGS	377	8,657	10,038	-	10,038	8	10,030
AMSRS	28,052	762,320	1,120,103	-	1,120,103	3	1,120,100
AMTB	30,882	315,033	298,316	-	298,316	6	298,310
PMVFBA	95	715	671	-	671	3	668
PMVLDA	70,663	679,573	681,190	-	681,190	33	681,157
PVEIB	4,956	168,790	160,662	-	160,662	9	160,653
PVGOB	10,177	118,881	175,039	-	175,039	7	175,032
PVTIGB	569	8,372	8,749	-	8,749	4	8,745
TRHS2	4,837	262,275	230,335	-	230,335	4	230,331
VWBF	55,962	419,748	407,405	-	407,405	16	407,389
VWEM	113,354	1,043,189	1,039,461	-	1,039,461	8	1,039,453
VWHA	12,984	341,283	326,930	-	326,930	2	326,928
VVEI	21,899	488,429	548,783	1	548,784	-	548,784
VVHGB	5,030	57,435	52,612	-	52,612	3	52,609
VVHYB	31,523	239,880	233,271	-	233,271	1	233,270
VVMCI	36,908	801,207	990,624	-	990,624	3	990,621

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

** For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2024, if applicable.

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	ALVGIA	ALVSVA	AASCO	SVDF	SVOF	WFVSCG	MLVGA2	DSC

Reinvested dividends	$3,216	2,601	10,951	-	46	-	1,598	505

Mortality and expense risk charges (note 3)	(1,626)	(2,081)	(20,176)	(1,958)	(630)	(454)	(1,008)	(505)

Net investment income (loss)	1,590	520	(9,225)	(1,958)	(584)	(454)	590	-

Realized gain (loss) on investments	1,279	1,710	(35,476)	(36,004)	755	(12,704)	(163)	314

Change in unrealized gain (loss) on investments	15,124	15,237	246,106	85,211	3,062	21,425	2,036	2,527

Net gain (loss) on investments	16,403	16,947	210,630	49,207	3,817	8,721	1,873	2,841

Reinvested capital gains	7,639	14,810	-	-	9,620	-	8,309	-

Net increase (decrease) in contract owners’ equity resulting from operations	$25,632	32,277	201,405	47,249	12,853	8,267	10,772	2,841

Investment Activity*:	DSIF	DVSCS	FQB	FVU2	FAMP	FCP	FEIP	FEIS

Reinvested dividends	$28,441	22,718	3,403	1,157	33,348	1	110,926	9,871

Mortality and expense risk charges (note 3)	(17,975)	(14,415)	(769)	(363)	(9,290)	(1)	(44,477)	(4,378)

Net investment income (loss)	10,466	8,303	2,634	794	24,058	-	66,449	5,493

Realized gain (loss) on investments	182,685	(33,303)	(1,759)	903	10,052	19	199,716	10,410

Change in unrealized gain (loss) on investments	173,232	118,468	2,840	6,565	57,798	(49)	222,914	26,833

Net gain (loss) on investments	355,917	85,165	1,081	7,468	67,850	(30)	422,630	37,243

Reinvested capital gains	156,400	44,507	-	-	8,578	70	362,943	34,017

Net increase (decrease) in contract owners’ equity resulting from operations	$522,783	137,975	3,715	8,262	100,486	40	852,022	76,753

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	FF30S	FGP	FGS	FHIP	FIGBP	FIGBS	FMCS	FNRS2

Reinvested dividends	$1,627	167	-	80,707	68,906	1,599	9,340	4,312

Mortality and expense risk charges (note 3)	(553)	(132,624)	(7,193)	(8,750)	(14,208)	(385)	(15,012)	(1,523)

Net investment income (loss)	1,074	(132,457)	(7,193)	71,957	54,698	1,214	(5,672)	2,789

Realized gain (loss) on investments	691	771,859	58,343	37,045	(68,939)	(4,676)	101,470	11,344

Change in unrealized gain (loss) on investments	3,970	(131,360)	(18,280)	(8,790)	42,373	4,025	(42,375)	(7,533)

Net gain (loss) on investments	4,661	640,499	40,063	28,255	(26,566)	(651)	59,095	3,811

Reinvested capital gains	162	4,180,722	205,751	-	-	-	259,263	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,897	4,688,764	238,621	100,212	28,132	563	312,686	6,600

Investment Activity*:	FOP	FOS	FVSS	FTVDM2	FTVFA2	FTVGI2	FTVSVI	TIF

Reinvested dividends	$44,574	5,566	5,165	16,526	14	-	9,511	1,679

Mortality and expense risk charges (note 3)	(19,943)	(2,663)	(3,025)	(3,364)	(3)	(2,036)	(6,295)	(404)

Net investment income (loss)	24,631	2,903	2,140	13,162	11	(2,036)	3,216	1,275

Realized gain (loss) on investments	112,804	9,265	7,071	40,158	(30)	18,167	(35,107)	1,919

Change in unrealized gain (loss) on investments	(137,695)	(14,013)	(49,712)	(44,770)	94	(36,788)	103,283	(3,220)

Net gain (loss) on investments	(24,891)	(4,748)	(42,641)	(4,612)	64	(18,621)	68,176	(1,301)

Reinvested capital gains	122,636	15,841	74,961	3,176	-	-	18,755	-

Net increase (decrease) in contract owners’ equity resulting from operations	$122,376	13,996	34,460	11,726	75	(20,657)	90,147	(26)

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	ACEG	MSVMV	OVAG	OVGS	OVSB	OVSC	WRASP	JABS

Reinvested dividends	$-	100	-	-	1,207	-	2,975	10,348

Mortality and expense risk charges (note 3)	(1,172)	(62)	(865)	(11,736)	(308)	(1,982)	(1,167)	(3,825)

Net investment income (loss)	(1,172)	38	(865)	(11,736)	899	(1,982)	1,808	6,523

Realized gain (loss) on investments	989	(188)	247	(11,605)	(3,225)	13,574	866	35,841

Change in unrealized gain (loss) on investments	44,428	2,419	24,573	152,111	3,502	10,006	8,150	36,611

Net gain (loss) on investments	45,417	2,231	24,820	140,506	277	23,580	9,016	72,452

Reinvested capital gains	-	232	-	91,715	-	10,169	5,977	-

Net increase (decrease) in contract owners’ equity resulting from operations	$44,245	2,501	23,955	220,485	1,176	31,767	16,801	78,975

Investment Activity*:	JACAS	JAGTS	JAIGS	LACDV2	LACI2	LACIPS	LACMV2	LACU2

Reinvested dividends	$78	-	8,267	2,576	1,414	4,820	7,695	-

Mortality and expense risk charges (note 3)	(5,491)	(7,623)	(5,179)	(1,342)	(1,093)	(725)	(1,945)	(893)

Net investment income (loss)	(5,413)	(7,623)	3,088	1,234	321	4,095	5,750	(893)

Realized gain (loss) on investments	18,253	389,596	149,628	751	2,618	146	28,670	201

Change in unrealized gain (loss) on investments	115,893	(101,103)	(108,867)	14,003	(980)	(282)	9,152	32,578

Net gain (loss) on investments	134,146	288,493	40,761	14,754	1,638	(136)	37,822	32,779

Reinvested capital gains	47,338	-	-	-	-	-	6,722	2,367

Net increase (decrease) in contract owners’ equity resulting from operations	$176,071	280,870	43,849	15,988	1,959	3,959	50,294	34,253

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	MV2IGI	MVFIC	MSEM	EIF4	GBF	GBF4	GEM	GIG

Reinvested dividends	$425	35,141	2,696	29,257	1,542	18,924	2,448	15,583

Mortality and expense risk charges (note 3)	(888)	(16,048)	(126)	(12,444)	(339)	(3,360)	(1,331)	(4,812)

Net investment income (loss)	(463)	19,093	2,570	16,813	1,203	15,564	1,117	10,771

Realized gain (loss) on investments	15,729	55,245	(9,607)	30,992	(304)	(2,861)	(5,096)	114,892

Change in unrealized gain (loss) on investments	(5,930)	(8,360)	8,990	28,965	(771)	(8,745)	14,616	(42,141)

Net gain (loss) on investments	9,799	46,885	(617)	59,957	(1,075)	(11,606)	9,520	72,751

Reinvested capital gains	10,653	159,153	-	65,770	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$19,989	225,131	1,953	142,540	128	3,958	10,637	83,522

Investment Activity*:	GVAAA2	GVABD2	GVAGG2	GVAGI2	GVAGR2	GVDMA	GVDMC	GVEX4

Reinvested dividends	$-	-	-	-	-	-	-	245,489

Mortality and expense risk charges (note 3)	(926)	(57)	(1,226)	(692)	(2,162)	(13,428)	(354)	(181,654)

Net investment income (loss)	(926)	(57)	(1,226)	(692)	(2,162)	(13,428)	(354)	63,835

Realized gain (loss) on investments	773	(233)	650	1,045	23,762	(62,376)	(477)	(3,265,920)

Change in unrealized gain (loss) on investments	13,016	302	9,389	9,884	43,492	253,747	3,267	8,532,432

Net gain (loss) on investments	13,789	69	10,039	10,929	67,254	191,371	2,790	5,266,512

Reinvested capital gains	4,391	-	9,343	6,075	10,767	-	-	17,569

Net increase (decrease) in contract owners’ equity resulting from operations	$17,254	12	18,156	16,312	75,859	177,943	2,436	5,347,916

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	GVIDA	GVIDC	GVIDM	HIBF	MCIF	MSBF	NVAMV1	NVAMVX

Reinvested dividends	$-	-	-	10,312	4,645	23,115	10,242	7,400

Mortality and expense risk charges (note 3)	(3,260)	(1,013)	(13,793)	(1,375)	(3,607)	(2,920)	(4,470)	(2,670)

Net investment income (loss)	(3,260)	(1,013)	(13,793)	8,937	1,038	20,195	5,772	4,730

Realized gain (loss) on investments	(10,632)	(853)	(37,477)	(1,463)	4,261	(3,281)	7,497	(5,853)

Change in unrealized gain (loss) on investments	63,187	5,829	206,230	2,392	33,717	20,980	25,517	19,989

Net gain (loss) on investments	52,555	4,976	168,753	929	37,978	17,699	33,014	14,136

Reinvested capital gains	-	-	-	-	22,148	-	42,880	27,385

Net increase (decrease) in contract owners’ equity resulting from operations	$49,295	3,963	154,960	9,866	61,164	37,894	81,666	46,251

Investment Activity*:	NVCBD1	NVCCA1	NVCCN1	NVCMD1	NVCRA1	NVCRB1	NVIE6	NVLCP1

Reinvested dividends	$1,723	-	-	-	-	-	731	4,065

Mortality and expense risk charges (note 3)	(401)	(835)	(622)	(1,329)	(134)	(1,246)	(230)	(726)

Net investment income (loss)	1,322	(835)	(622)	(1,329)	(134)	(1,246)	501	3,339

Realized gain (loss) on investments	(27)	14,740	(37)	551	123	376	3,088	679

Change in unrealized gain (loss) on investments	(971)	(1,730)	4,167	15,445	2,210	12,918	(206)	(5,878)

Net gain (loss) on investments	(998)	13,010	4,130	15,996	2,333	13,294	2,882	(5,199)

Reinvested capital gains	-	544	-	2,432	184	1,361	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$324	12,719	3,508	17,099	2,383	13,409	3,383	(1,860)

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	NVMIG1	NVMIVX	NVMLG1	NVMMG1	NVMMV2	NVNMO1	NVNSR2	NVOLG1

Reinvested dividends	$1,630	58,772	12,139	-	5,726	970	41	235,717

Mortality and expense risk charges (note 3)	(3,751)	(6,901)	(10,879)	(21,904)	(4,224)	(1,661)	(601)	(141,357)

Net investment income (loss)	(2,121)	51,871	1,260	(21,904)	1,502	(691)	(560)	94,360

Realized gain (loss) on investments	(9,474)	48,951	4,305	(214,261)	(4,860)	3,179	(3,015)	808,546

Change in unrealized gain (loss) on investments	3,009	(61,443)	209,622	724,099	34,139	(36,350)	8,589	2,956,522

Net gain (loss) on investments	(6,465)	(12,492)	213,927	509,838	29,279	(33,171)	5,574	3,765,068

Reinvested capital gains	-	-	116,596	-	9,923	74,481	3,524	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(8,586)	39,379	331,783	487,934	40,704	40,619	8,538	3,859,428

Investment Activity*:	NVRE1	NVSTB2	NVTIV3	SAM4	SCF4	SCGF	SCVF4	TRF4

Reinvested dividends	$27,652	2,462	183	151,563	3,538	-	10,103	12,525

Mortality and expense risk charges (note 3)	(9,085)	(950)	(20)	(21,925)	(17,714)	(1,474)	(10,129)	(8,159)

Net investment income (loss)	18,567	1,512	163	129,638	(14,176)	(1,474)	(26)	4,366

Realized gain (loss) on investments	43,095	701	95	-	111,147	831	(68,937)	55,442

Change in unrealized gain (loss) on investments	53,973	1,914	(138)	-	15,313	36,855	131,821	40,335

Net gain (loss) on investments	97,068	2,615	(43)	-	126,460	37,686	62,884	95,777

Reinvested capital gains	-	-	-	-	66,657	-	12,386	42,508

Net increase (decrease) in contract owners’ equity resulting from operations	$115,635	4,127	120	129,638	178,941	36,212	75,244	142,651

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	AMCG	AMMCGS	AMSRS	AMTB	PMVFBA	PMVLDA	PVEIB	PVGOB

Reinvested dividends	$-	-	2,438	16,244	14	17,201	3,677	-

Mortality and expense risk charges (note 3)	(67)	(372)	(7,359)	(2,104)	(2)	(3,267)	(1,905)	(1,620)

Net investment income (loss)	(67)	(372)	(4,921)	14,140	12	13,934	1,772	(1,620)

Realized gain (loss) on investments	29	3,155	47,011	(1,634)	(5)	11,702	51,898	38,169

Change in unrealized gain (loss) on investments	1,673	7,993	147,690	2,342	(46)	(10,167)	(31,141)	19,531

Net gain (loss) on investments	1,702	11,148	194,701	708	(51)	1,535	20,757	57,700

Reinvested capital gains	588	3,463	52,521	-	-	-	14,965	9,690

Net increase (decrease) in contract owners’ equity resulting from operations	$2,223	14,239	242,301	14,848	(39)	15,469	37,494	65,770

Investment Activity*:	PVTIGB	TRHS2	VWBF	VWEM	VWHA	VVEI	VVHGB	VVHYB

Reinvested dividends	$997	-	42,364	19,037	9,694	16,998	2,340	12,216

Mortality and expense risk charges (note 3)	(230)	(1,848)	(3,236)	(8,471)	(2,968)	(5,456)	(722)	(2,079)

Net investment income (loss)	767	(1,848)	39,128	10,566	6,726	11,542	1,618	10,137

Realized gain (loss) on investments	6,574	5,141	3,262	(222,632)	77,050	16,096	(5,763)	(388)

Change in unrealized gain (loss) on investments	(5,229)	(21,752)	(19,512)	201,874	(79,016)	12,304	4,677	1,813

Net gain (loss) on investments	1,345	(16,611)	(16,250)	(20,758)	(1,966)	28,400	(1,086)	1,425

Reinvested capital gains	-	20,987	-	-	-	35,834	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,112	2,528	22,878	(10,192)	4,760	75,776	532	11,562

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	VVMCI

Reinvested dividends	$13,792

Mortality and expense risk charges (note 3)	(9,441)

Net investment income (loss)	4,351

Realized gain (loss) on investments	17,413

Change in unrealized gain (loss) on investments	96,984

Net gain (loss) on investments	114,397

Reinvested capital gains	11,495

Net increase (decrease) in contract owners’ equity resulting from operations	$130,243

* For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2024, if applicable.

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	ALVGIA		ALVSVA		AASCO		SVDF

	2024	2023	2024	2023	2024	2023	2024	2023

Investment activity*:

Net investment income (loss)	$1,590	1,647	520	1,023	(9,225)	(19,245)	(1,958)	(1,649)

Realized gain (loss) on investments	1,279	(1,605)	1,710	(1,995)	(35,476)	(124,166)	(36,004)	(45,246)

Change in unrealized gain (loss) on investments	15,124	6,304	15,237	20,203	246,106	549,880	85,211	92,615

Reinvested capital gains	7,639	16,689	14,810	23,185	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	25,632	23,035	32,277	42,416	201,405	406,469	47,249	45,720

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	4,468	5,930	7,768	8,014	121,090	107,561	15,330	13,912

Transfers between funds	-	-	-	1	46	17	-	-

Surrenders (notes 2, 3, 4, 5 and 6)	(34,237)	(17,470)	(126,813)	(22,632)	(323,340)	(343,849)	(15,313)	(27,627)

Adjustments to maintain reserves	(6)	264	2	(421)	1	247	(8)	185

Net equity transactions	(29,775)	(11,276)	(119,043)	(15,038)	(202,203)	(236,024)	9	(13,530)

Net change in contract owners’ equity	(4,143)	11,759	(86,766)	27,378	(798)	170,445	47,258	32,190

Contract owners’ equity at beginning of period	226,331	214,572	298,419	271,041	2,893,552	2,723,107	269,343	237,153

Contract owners’ equity at end of period	$222,188	226,331	211,653	298,419	2,892,754	2,893,552	316,601	269,343

CHANGE IN UNITS:

Beginning units	380	392	357	370	5,124	5,517	477	501

Units purchased	9	14	10	15	369	396	51	64

Units surrendered	(50)	(26)	(138)	(28)	(640)	(789)	(51)	(88)

Ending units	339	380	229	357	4,853	5,124	477	477

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	SVOF		WFVSCG		MLVGA2		DSC

	2024	2023	2024	2023	2024	2023	2024	2023

Investment activity*:

Net investment income (loss)	$(584)	(542)	(454)	(531)	590	1,227	-	(235)

Realized gain (loss) on investments	755	710	(12,704)	(6,900)	(163)	(10,267)	314	(90)

Change in unrealized gain (loss) on investments	3,062	12,119	21,425	9,778	2,036	28,962	2,527	4,475

Reinvested capital gains	9,620	7,169	-	-	8,309	-	-	1,784

Net increase (decrease) in contract owners’ equity resulting from operations	12,853	19,456	8,267	2,347	10,772	19,922	2,841	5,934

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	279	323	530	583	3,318	3,596	721	799

Transfers between funds	-	-	-	-	-	-	-	-

Surrenders (notes 2, 3, 4, 5 and 6)	(4,525)	(7,062)	(47,878)	(15,776)	(17,254)	(136,269)	(2,840)	(12,421)

Adjustments to maintain reserves	-	(15)	(9)	86	-	16	(10)	165

Net equity transactions	(4,246)	(6,754)	(47,357)	(15,107)	(13,936)	(132,657)	(2,129)	(11,457)

Net change in contract owners’ equity	8,607	12,702	(39,090)	(12,760)	(3,164)	(112,735)	712	(5,523)

Contract owners’ equity at beginning of period	90,555	77,853	70,983	83,743	134,949	247,684	73,490	79,013

Contract owners’ equity at end of period	$99,162	90,555	31,893	70,983	131,785	134,949	74,202	73,490

CHANGE IN UNITS:

Beginning units	86	93	162	197	584	1,197	144	176

Units purchased	1	1	16	10	42	21	5	3

Units surrendered	(5)	(8)	(116)	(45)	(100)	(634)	(8)	(35)

Ending units	82	86	62	162	526	584	141	144

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	DSIF		DVSCS		FQB		FVU2

	2024	2023	2024	2023	2024	2023	2024	2023

Investment activity*:

Net investment income (loss)	$10,466	15,011	8,303	6,193	2,634	2,286	794	598

Realized gain (loss) on investments	182,685	122,142	(33,303)	(85,653)	(1,759)	(1,507)	903	(2,184)

Change in unrealized gain (loss) on investments	173,232	297,123	118,468	235,025	2,840	5,195	6,565	5,185

Reinvested capital gains	156,400	81,910	44,507	107,694	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	522,783	516,186	137,975	263,259	3,715	5,974	8,262	3,599

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	208,290	216,069	81,310	82,598	7,552	10,039	1,341	2,971

Transfers between funds	6	-	14	(4)	2	-	-	-

Surrenders (notes 2, 3, 4, 5 and 6)	(619,288)	(841,158)	(377,428)	(406,271)	(27,725)	(15,406)	(47,361)	(7,827)

Adjustments to maintain reserves	(12)	1,108	(6)	1,034	(4)	(14)	(6)	47

Net equity transactions	(411,004)	(623,981)	(296,110)	(322,643)	(20,175)	(5,381)	(46,026)	(4,809)

Net change in contract owners’ equity	111,779	(107,795)	(158,135)	(59,384)	(16,460)	593	(37,764)	(1,210)

Contract owners’ equity at beginning of period	2,317,056	2,424,851	2,002,299	2,061,683	114,961	114,368	49,079	50,289

Contract owners’ equity at end of period	$2,428,835	2,317,056	1,844,164	2,002,299	98,501	114,961	11,315	49,079

CHANGE IN UNITS:

Beginning units	3,199	4,099	2,880	3,378	465	497	416	460

Units purchased	191	267	160	144	43	57	18	34

Units surrendered	(588)	(1,167)	(553)	(642)	(131)	(89)	(350)	(78)

Ending units	2,802	3,199	2,487	2,880	377	465	84	416

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FAMP		FCP		FEIP		FEIS

	2024	2023	2024	2023	2024	2023	2024	2023

Investment activity*:

Net investment income (loss)	$24,058	20,696	-	2	66,449	69,910	5,493	5,412

Realized gain (loss) on investments	10,052	(2,447)	19	40	199,716	49,676	10,410	7,781

Change in unrealized gain (loss) on investments	57,798	111,753	(49)	9	222,914	260,078	26,833	18,339

Reinvested capital gains	8,578	13,535	70	11	362,943	165,066	34,017	14,320

Net increase (decrease) in contract owners’ equity resulting from operations	100,486	143,537	40	62	852,022	544,730	76,753	45,852

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	64,149	46,868	-	6	245,946	270,203	19,575	19,870

Transfers between funds	6	-	-	-	(29)	29	-	-

Surrenders (notes 2, 3, 4, 5 and 6)	(81,030)	(102,841)	534	(136)	(783,037)	(670,631)	(57,136)	(16,881)

Adjustments to maintain reserves	(21)	48	(574)	68	5	449	(2)	(71)

Net equity transactions	(16,896)	(55,925)	(40)	(62)	(537,115)	(399,950)	(37,563)	2,918

Net change in contract owners’ equity	83,590	87,612	-	-	314,907	144,780	39,190	48,770

Contract owners’ equity at beginning of period	1,305,553	1,217,941	-	-	6,020,218	5,875,438	533,798	485,028

Contract owners’ equity at end of period	$1,389,143	1,305,553	-	-	6,335,125	6,020,218	572,988	533,798

CHANGE IN UNITS:

Beginning units	1,643	1,719	-	-	4,546	4,832	1,195	1,191

Units purchased	127	99	1	1	199	301	61	112

Units surrendered	(133)	(175)	-	(1)	(557)	(587)	(135)	(108)

Ending units	1,637	1,643	1	-	4,188	4,546	1,121	1,195

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FF30S		FGP		FGS		FHIP

	2024	2023	2024	2023	2024	2023	2024	2023

Investment activity*:

Net investment income (loss)	$1,074	1,078	(132,457)	(82,778)	(7,193)	(5,402)	71,957	51,352

Realized gain (loss) on investments	691	184	771,859	556,665	58,343	26,410	37,045	(148,032)

Change in unrealized gain (loss) on investments	3,970	7,071	(131,360)	3,212,349	(18,280)	171,967	(8,790)	200,807

Reinvested capital gains	162	-	4,180,722	678,363	205,751	36,025	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,897	8,333	4,688,764	4,364,599	238,621	229,000	100,212	104,127

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	1,365	1,387	1,503,169	1,018,069	20,656	21,641	1,036,966	833,370

Transfers between funds	-	-	151	28	-	3	(7)	5

Surrenders (notes 2, 3, 4, 5 and 6)	(1,718)	(410)	(2,326,920)	(2,200,840)	(147,154)	(92,884)	(971,900)	(1,145,275)

Adjustments to maintain reserves	(5)	116	(25)	474	1	(79)	(39,353)	(42)

Net equity transactions	(358)	1,093	(823,625)	(1,182,269)	(126,497)	(71,319)	25,706	(311,942)

Net change in contract owners’ equity	5,539	9,426	3,865,139	3,182,330	112,124	157,681	125,918	(207,815)

Contract owners’ equity at beginning of period	69,613	60,187	16,081,977	12,899,647	828,336	670,655	1,197,378	1,405,193

Contract owners’ equity at end of period	$75,152	69,613	19,947,116	16,081,977	940,460	828,336	1,323,296	1,197,378

CHANGE IN UNITS:

Beginning units	227	223	7,349	7,877	1,010	1,105	2,853	3,697

Units purchased	5	6	761	714	27	34	2,992	2,658

Units surrendered	(6)	(2)	(1,043)	(1,242)	(150)	(129)	(2,897)	(3,502)

Ending units	226	227	7,067	7,349	887	1,010	2,948	2,853

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FIGBP		FIGBS		FMCS		FNRS2

	2024	2023	2024	2023	2024	2023	2024	2023

Investment activity*:

Net investment income (loss)	$54,698	36,860	1,214	924	(5,672)	(4,674)	2,789	3,529

Realized gain (loss) on investments	(68,939)	(51,991)	(4,676)	(1,197)	101,470	(3,846)	11,344	120,033

Change in unrealized gain (loss) on investments	42,373	111,251	4,025	2,911	(42,375)	216,685	(7,533)	(130,530)

Reinvested capital gains	-	-	-	-	259,263	54,815	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	28,132	96,120	563	2,638	312,686	262,980	6,600	(6,968)

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	334,883	492,090	5,343	5,860	47,447	47,813	6,081	7,242

Transfers between funds	22	5	-	-	(7,163)	-	-	1

Surrenders (notes 2, 3, 4, 5 and 6)	(419,687)	(428,980)	(24,421)	(5,502)	(541,452)	(284,415)	(1,044)	(186,905)

Adjustments to maintain reserves	(32,192)	(182)	(3)	154	(10)	(507)	(2)	(92)

Net equity transactions	(116,974)	62,933	(19,081)	512	(501,178)	(237,109)	5,035	(179,754)

Net change in contract owners’ equity	(88,842)	159,053	(18,518)	3,150	(188,492)	25,871	11,635	(186,722)

Contract owners’ equity at beginning of period	2,030,229	1,871,176	53,220	50,070	2,072,730	2,046,859	185,042	371,764

Contract owners’ equity at end of period	$1,941,387	2,030,229	34,702	53,220	1,884,238	2,072,730	196,677	185,042

CHANGE IN UNITS:

Beginning units	5,169	4,868	305	302	2,343	2,654	743	1,491

Units purchased	839	1,325	45	51	74	72	116	144

Units surrendered	(1,147)	(1,024)	(153)	(48)	(623)	(383)	(95)	(892)

Ending units	4,861	5,169	197	305	1,794	2,343	764	743

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FOP		FOS		FVSS		FTVDM2

	2024	2023	2024	2023	2024	2023	2024	2023

Investment activity*:

Net investment income (loss)	$24,631	8,307	2,903	628	2,140	1,057	13,162	1,045

Realized gain (loss) on investments	112,804	58,539	9,265	8,098	7,071	1,730	40,158	(21,371)

Change in unrealized gain (loss) on investments	(137,695)	394,974	(14,013)	47,101	(49,712)	38,340	(44,770)	40,126

Reinvested capital gains	122,636	6,833	15,841	831	74,961	11,067	3,176	106

Net increase (decrease) in contract owners’ equity resulting from operations	122,376	468,653	13,996	56,658	34,460	52,194	11,726	19,906

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	104,659	105,654	18,837	18,127	234,468	3,788	1,597,543	936,591

Transfers between funds	-	15	(13)	-	-	-	-	-

Surrenders (notes 2, 3, 4, 5 and 6)	(275,559)	(330,980)	(19,236)	(46,025)	(26,710)	(27,112)	(1,727,549)	(702,389)

Adjustments to maintain reserves	6	(485)	(1)	140	(10)	638	(24)	55

Net equity transactions	(170,894)	(225,796)	(413)	(27,758)	207,748	(22,686)	(130,030)	234,257

Net change in contract owners’ equity	(48,518)	242,857	13,583	28,900	242,208	29,508	(118,304)	254,163

Contract owners’ equity at beginning of period	2,713,283	2,470,426	330,779	301,879	306,042	276,534	392,868	138,705

Contract owners’ equity at end of period	$2,664,765	2,713,283	344,362	330,779	548,250	306,042	274,564	392,868

CHANGE IN UNITS:

Beginning units	5,340	5,776	892	973	420	460	3,264	1,288

Units purchased	398	409	81	66	355	10	12,504	8,296

Units surrendered	(650)	(845)	(81)	(147)	(50)	(50)	(13,634)	(6,320)

Ending units	5,088	5,340	892	892	725	420	2,134	3,264

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FTVFA2		FTVGI2		FTVSVI		TIF

	2024	2023	2024	2023	2024	2023	2024	2023

Investment activity*:

Net investment income (loss)	$11	5	(2,036)	(2,540)	3,216	(51)	1,275	1,719

Realized gain (loss) on investments	(30)	(16)	18,167	1,243	(35,107)	(40,478)	1,919	(196)

Change in unrealized gain (loss) on investments	94	81	(36,788)	22,347	103,283	89,800	(3,220)	10,081

Reinvested capital gains	-	10	-	-	18,755	41,306	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	75	80	(20,657)	21,050	90,147	90,577	(26)	11,604

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	-	12	416,128	650,145	22,973	21,183	1,776	3,892

Transfers between funds	-	-	-	-	(5,593)	-	-	-

Surrenders (notes 2, 3, 4, 5 and 6)	(716)	(40)	(603,994)	(610,379)	(144,264)	(88,677)	(24,749)	(8,617)

Adjustments to maintain reserves	(3)	(76)	(14)	19	11	(713)	(5)	126

Net equity transactions	(719)	(104)	(187,880)	39,785	(126,873)	(68,207)	(22,978)	(4,599)

Net change in contract owners’ equity	(644)	(24)	(208,537)	60,835	(36,726)	22,370	(23,004)	7,005

Contract owners’ equity at beginning of period	644	668	426,043	365,208	825,573	803,203	65,279	58,274

Contract owners’ equity at end of period	$-	644	217,506	426,043	788,847	825,573	42,275	65,279

CHANGE IN UNITS:

Beginning units	3	4	4,943	4,327	1,238	1,343	113	121

Units purchased	-	1	5,432	7,992	50	49	3	9

Units surrendered	(3)	(2)	(7,506)	(7,376)	(230)	(154)	(41)	(17)

Ending units	-	3	2,869	4,943	1,058	1,238	75	113

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	ACEG		MSVMV		OVAG		OVGS

	2024	2023	2024	2023	2024	2023	2024	2023

Investment activity*:

Net investment income (loss)	$(1,172)	(836)	38	2	(865)	(706)	(11,736)	(6,937)

Realized gain (loss) on investments	989	(514)	(188)	(252)	247	(2,676)	(11,605)	10,001

Change in unrealized gain (loss) on investments	44,428	35,809	2,419	(284)	24,573	14,849	152,111	236,535

Reinvested capital gains	-	2,555	232	1,623	-	-	91,715	157,029

Net increase (decrease) in contract owners’ equity resulting from operations	44,245	37,014	2,501	1,089	23,955	11,467	220,485	396,628

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	5,080	5,234	991	902	4,490	5,055	42,415	44,386

Transfers between funds	-	-	-	-	-	-	(7,670)	1

Surrenders (notes 2, 3, 4, 5 and 6)	(6,728)	(3,346)	(944)	(849)	(8,113)	(10,478)	(228,000)	(230,104)

Adjustments to maintain reserves	1	98	(4)	107	(7)	(87)	(31)	89

Net equity transactions	(1,647)	1,986	43	160	(3,630)	(5,510)	(193,286)	(185,628)

Net change in contract owners’ equity	42,598	39,000	2,544	1,249	20,325	5,957	27,199	211,000

Contract owners’ equity at beginning of period	130,177	91,177	8,409	7,160	103,245	97,288	1,461,626	1,250,626

Contract owners’ equity at end of period	$172,775	130,177	10,953	8,409	123,570	103,245	1,488,825	1,461,626

CHANGE IN UNITS:

Beginning units	344	337	36	35	718	740	2,747	3,146

Units purchased	13	18	3	4	29	47	92	109

Units surrendered	(16)	(11)	(3)	(3)	(51)	(69)	(408)	(508)

Ending units	341	344	36	36	696	718	2,431	2,747

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	OVSB		OVSC		WRASP		JABS

	2024	2023	2024	2023	2024	2023	2024	2023

Investment activity*:

Net investment income (loss)	$899	(305)	(1,982)	851	1,808	1,667	6,523	4,588

Realized gain (loss) on investments	(3,225)	(1,083)	13,574	4,463	866	(999)	35,841	24,313

Change in unrealized gain (loss) on investments	3,502	4,810	10,006	28,758	8,150	17,125	36,611	30,676

Reinvested capital gains	-	-	10,169	-	5,977	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,176	3,422	31,767	34,072	16,801	17,793	78,975	59,577

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	2,631	4,666	131,903	5,914	565	661	33,994	101,370

Transfers between funds	-	-	-	-	-	(1)	-	(1)

Surrenders (notes 2, 3, 4, 5 and 6)	(24,984)	(4,866)	(93,427)	(35,581)	2,907	(49,004)	(78,985)	(69,028)

Adjustments to maintain reserves	(6)	89	(29,142)	410	(4)	69	(40,251)	(110)

Net equity transactions	(22,359)	(111)	9,334	(29,257)	3,468	(48,275)	(85,242)	32,231

Net change in contract owners’ equity	(21,183)	3,311	41,101	4,815	20,269	(30,482)	(6,267)	91,808

Contract owners’ equity at beginning of period	45,297	41,986	220,977	216,162	137,074	167,556	537,198	445,390

Contract owners’ equity at end of period	$24,114	45,297	262,078	220,977	157,343	137,074	530,931	537,198

CHANGE IN UNITS:

Beginning units	403	409	289	326	604	835	815	732

Units purchased	37	49	180	11	58	7	101	253

Units surrendered	(235)	(55)	(153)	(48)	(41)	(238)	(244)	(170)

Ending units	205	403	316	289	621	604	672	815

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	JACAS		JAGTS		JAIGS		LACDV2

	2024	2023	2024	2023	2024	2023	2024	2023

Investment activity*:

Net investment income (loss)	$(5,413)	(3,775)	(7,623)	(4,841)	3,088	6,286	1,234	-

Realized gain (loss) on investments	18,253	(329)	389,596	67,881	149,628	80,434	751	-

Change in unrealized gain (loss) on investments	115,893	204,724	(101,103)	208,060	(108,867)	(15,999)	14,003	-

Reinvested capital gains	47,338	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	176,071	200,620	280,870	271,100	43,849	70,721	15,988	-

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	9,231	12,119	1,513,761	518,486	22,873	173,928	266,102	-

Transfers between funds	-	(2)	-	2	(313)	(2)	-	-

Surrenders (notes 2, 3, 4, 5 and 6)	(121,142)	(97,097)	(1,296,109)	(438,726)	(372,473)	(199,093)	(11,871)	-

Adjustments to maintain reserves	(14)	(445)	(30,146)	(329)	(23,391)	162	(4)	-

Net equity transactions	(111,925)	(85,425)	187,506	79,433	(373,304)	(25,005)	254,227	-

Net change in contract owners’ equity	64,146	115,195	468,376	350,533	(329,455)	45,716	270,215	-

Contract owners’ equity at beginning of period	666,264	551,069	744,660	394,127	789,839	744,123	-	-

Contract owners’ equity at end of period	$730,410	666,264	1,213,036	744,660	460,384	789,839	270,215	-

CHANGE IN UNITS:

Beginning units	765	874	605	436	2,064	2,186	-	-

Units purchased	24	16	1,283	642	120	475	2,318	-

Units surrendered	(123)	(125)	(1,095)	(473)	(1,105)	(597)	(101)	-

Ending units	666	765	793	605	1,079	2,064	2,217	-

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	LACI2		LACIPS		LACMV2		LACU2

	2024	2023	2024	2023	2024	2023	2024	2023

Investment activity*:

Net investment income (loss)	$321	-	4,095	-	5,750	-	(893)	-

Realized gain (loss) on investments	2,618	-	146	-	28,670	-	201	-

Change in unrealized gain (loss) on investments	(980)	-	(282)	-	9,152	-	32,578	-

Reinvested capital gains	-	-	-	-	6,722	-	2,367	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,959	-	3,959	-	50,294	-	34,253	-

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	273,332	-	145,900	-	425,114	-	181,738	-

Transfers between funds	-	-	-	-	-	-	-	-

Surrenders (notes 2, 3, 4, 5 and 6)	(68,306)	-	(4,934)	-	(103,525)	-	(1,007)	-

Adjustments to maintain reserves	(3)	-	(91)	-	(25,482)	-	(9)	-

Net equity transactions	205,023	-	140,875	-	296,107	-	180,722	-

Net change in contract owners’ equity	206,982	-	144,834	-	346,401	-	214,975	-

Contract owners’ equity at beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity at end of period	$206,982	-	144,834	-	346,401	-	214,975	-

CHANGE IN UNITS:

Beginning units	-	-	-	-	-	-	-	-

Units purchased	1,369	-	1,318	-	4,286	-	908	-

Units surrendered	(332)	-	(47)	-	(1,027)	-	(4)	-

Ending units	1,037	-	1,271	-	3,259	-	904	-

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	MV2IGI		MVFIC		MSEM		EIF4

	2024	2023	2024	2023	2024	2023	2024	2023

Investment activity*:

Net investment income (loss)	$(463)	(512)	19,093	18,128	2,570	1,830	16,813	17,278

Realized gain (loss) on investments	15,729	2,394	55,245	(203,395)	(9,607)	(190)	30,992	17,781

Change in unrealized gain (loss) on investments	(5,930)	16,274	(8,360)	149,812	8,990	857	28,965	2,010

Reinvested capital gains	10,653	5,971	159,153	139,110	-	-	65,770	124,817

Net increase (decrease) in contract owners’ equity resulting from operations	19,989	24,127	225,131	103,655	1,953	2,497	142,540	161,886

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	2,778	3,261	900,284	599,190	30	30	42,500	46,727

Transfers between funds	(1)	(3)	(5,149)	1	-	-	(27)	5

Surrenders (notes 2, 3, 4, 5 and 6)	(89,837)	(8,775)	(1,192,017)	(1,350,897)	(24,169)	(133)	(125,679)	(83,013)

Adjustments to maintain reserves	(9)	(76)	-	(295)	(1)	(135)	3	(212)

Net equity transactions	(87,069)	(5,593)	(296,882)	(752,001)	(24,140)	(238)	(83,203)	(36,493)

Net change in contract owners’ equity	(67,080)	18,534	(71,751)	(648,346)	(22,187)	2,259	59,337	125,393

Contract owners’ equity at beginning of period	125,299	106,765	1,842,150	2,490,496	25,125	22,866	1,612,010	1,486,617

Contract owners’ equity at end of period	$58,219	125,299	1,770,399	1,842,150	2,938	25,125	1,671,347	1,612,010

CHANGE IN UNITS:

Beginning units	453	467	3,235	4,707	99	100	3,442	3,530

Units purchased	10	15	1,591	1,219	2	-	176	242

Units surrendered	(280)	(29)	(2,007)	(2,691)	(93)	(1)	(350)	(330)

Ending units	183	453	2,819	3,235	8	99	3,268	3,442

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	GBF		GBF4		GEM		GIG

	2024	2023	2024	2023	2024	2023	2024	2023

Investment activity*:

Net investment income (loss)	$1,203	852	15,564	8,669	1,117	1,748	10,771	5,467

Realized gain (loss) on investments	(304)	(351)	(2,861)	(70,279)	(5,096)	(6,695)	114,892	41,862

Change in unrealized gain (loss) on investments	(771)	1,123	(8,745)	72,685	14,616	13,542	(42,141)	56,354

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	128	1,624	3,958	11,075	10,637	8,595	83,522	103,683

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	2,430	2,023	301,599	518,564	16,331	18,629	1,368,863	595,716

Transfers between funds	-	-	7	-	(1)	-	-	(1)

Surrenders (notes 2, 3, 4, 5 and 6)	(614)	(782)	(314,058)	(610,347)	(39,063)	(42,435)	(1,761,477)	(1,045,848)

Adjustments to maintain reserves	(3)	(26)	(4)	(214)	(1)	(301)	(1)	35

Net equity transactions	1,813	1,215	(12,456)	(91,997)	(22,734)	(24,107)	(392,615)	(450,098)

Net change in contract owners’ equity	1,941	2,839	(8,498)	(80,922)	(12,097)	(15,512)	(309,093)	(346,415)

Contract owners’ equity at beginning of period	44,098	41,259	452,448	533,370	184,336	199,848	440,181	786,596

Contract owners’ equity at end of period	$46,039	44,098	443,950	452,448	172,239	184,336	131,088	440,181

CHANGE IN UNITS:

Beginning units	317	308	1,186	1,546	498	558	3,004	6,484

Units purchased	31	26	1,061	1,856	52	67	8,717	4,532

Units surrendered	(18)	(17)	(1,091)	(2,216)	(98)	(127)	(10,911)	(8,012)

Ending units	330	317	1,156	1,186	452	498	810	3,004

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	GVAAA2		GVABD2		GVAGG2		GVAGI2

	2024	2023	2024	2023	2024	2023	2024	2023

Investment activity*:

Net investment income (loss)	$(926)	(964)	(57)	(64)	(1,226)	(1,016)	(692)	(430)

Realized gain (loss) on investments	773	(1,684)	(233)	(102)	650	1,473	1,045	(278)

Change in unrealized gain (loss) on investments	13,016	3,530	302	495	9,389	12,485	9,884	8,366

Reinvested capital gains	4,391	13,854	-	-	9,343	13,449	6,075	5,341

Net increase (decrease) in contract owners’ equity resulting from operations	17,254	14,736	12	329	18,156	26,391	16,312	12,999

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	1,340	1,362	669	630	4,189	4,267	54,979	2,090

Transfers between funds	-	-	-	-	-	-	-	-

Surrenders (notes 2, 3, 4, 5 and 6)	(13,108)	(32,148)	(3,135)	(977)	(2,605)	(10,691)	(11,305)	(3,277)

Adjustments to maintain reserves	(3)	18	(3)	(16)	(5)	(129)	(1)	18

Net equity transactions	(11,771)	(30,768)	(2,469)	(363)	1,579	(6,553)	43,673	(1,169)

Net change in contract owners’ equity	5,483	(16,032)	(2,457)	(34)	19,735	19,838	59,985	11,830

Contract owners’ equity at beginning of period	119,470	135,502	9,000	9,034	146,490	126,652	64,750	52,920

Contract owners’ equity at end of period	$124,953	119,470	6,543	9,000	166,225	146,490	124,735	64,750

CHANGE IN UNITS:

Beginning units	449	576	69	72	408	428	200	204

Units purchased	6	9	5	6	13	14	146	8

Units surrendered	(47)	(136)	(24)	(9)	(9)	(34)	(32)	(12)

Ending units	408	449	50	69	412	408	314	200

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	GVAGR2		GVDMA		GVDMC		GVEX4

	2024	2023	2024	2023	2024	2023	2024	2023

Investment activity*:

Net investment income (loss)	$(2,162)	(1,838)	(13,428)	(12,337)	(354)	(340)	63,835	122,044

Realized gain (loss) on investments	23,762	5,914	(62,376)	(164,628)	(477)	(2,304)	(3,265,920)	(2,395,242)

Change in unrealized gain (loss) on investments	43,492	53,010	253,747	425,301	3,267	7,017	8,532,432	6,976,598

Reinvested capital gains	10,767	23,788	-	17,866	-	-	17,569	25,815

Net increase (decrease) in contract owners’ equity resulting from operations	75,859	80,874	177,943	266,202	2,436	4,373	5,347,916	4,729,215

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	2,600	3,291	80,415	80,565	2,708	2,986	2,558,585	1,497,317

Transfers between funds	(24,694)	7	-	(1)	-	-	38	5

Surrenders (notes 2, 3, 4, 5 and 6)	(113,028)	(123,723)	(174,432)	(292,670)	(3,321)	(6,164)	(4,185,927)	(2,986,787)

Adjustments to maintain reserves	(8)	(15)	(5)	340	(5)	26	(37)	(1,214)

Net equity transactions	(135,130)	(120,440)	(94,022)	(211,766)	(618)	(3,152)	(1,627,341)	(1,490,679)

Net change in contract owners’ equity	(59,271)	(39,566)	83,921	54,436	1,818	1,221	3,720,575	3,238,536

Contract owners’ equity at beginning of period	238,891	278,457	1,731,052	1,676,616	46,243	45,022	22,758,692	19,520,156

Contract owners’ equity at end of period	$179,620	238,891	1,814,973	1,731,052	48,061	46,243	26,479,267	22,758,692

CHANGE IN UNITS:

Beginning units	482	769	4,440	5,056	195	211	13,023	14,041

Units purchased	31	7	261	259	14	18	1,598	1,149

Units surrendered	(235)	(294)	(479)	(875)	(18)	(34)	(2,336)	(2,167)

Ending units	278	482	4,222	4,440	191	195	12,285	13,023

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	GVIDA		GVIDC		GVIDM		HIBF

	2024	2023	2024	2023	2024	2023	2024	2023

Investment activity*:

Net investment income (loss)	$(3,260)	(2,935)	(1,013)	(1,012)	(13,793)	(12,727)	8,937	9,242

Realized gain (loss) on investments	(10,632)	(10,017)	(853)	(3,007)	(37,477)	(140,265)	(1,463)	(1,286)

Change in unrealized gain (loss) on investments	63,187	75,373	5,829	13,374	206,230	390,933	2,392	11,668

Reinvested capital gains	-	4,525	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	49,295	66,946	3,963	9,355	154,960	237,941	9,866	19,624

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	22,645	23,409	12,925	13,667	77,979	88,677	4,045	17,752

Transfers between funds	-	-	-	-	3	(2)	-	-

Surrenders (notes 2, 3, 4, 5 and 6)	(87,223)	(29,441)	(29,047)	(22,955)	(120,800)	(237,776)	(11,061)	(9,825)

Adjustments to maintain reserves	4	330	(4)	144	(11)	276	(5)	105

Net equity transactions	(64,574)	(5,702)	(16,126)	(9,144)	(42,829)	(148,825)	(7,021)	8,032

Net change in contract owners’ equity	(15,279)	61,244	(12,163)	211	112,131	89,116	2,845	27,656

Contract owners’ equity at beginning of period	424,690	363,446	136,248	136,037	1,876,683	1,787,567	182,017	154,361

Contract owners’ equity at end of period	$409,411	424,690	124,085	136,248	1,988,814	1,876,683	184,862	182,017

CHANGE IN UNITS:

Beginning units	1,022	1,038	776	832	4,775	5,261	638	618

Units purchased	58	68	94	107	254	305	18	53

Units surrendered	(199)	(84)	(184)	(163)	(358)	(791)	(37)	(33)

Ending units	881	1,022	686	776	4,671	4,775	619	638

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	MCIF		MSBF		NVAMV1		NVAMVX

	2024	2023	2024	2023	2024	2023	2024	2023

Investment activity*:

Net investment income (loss)	$1,038	2,587	20,195	19,249	5,772	5,499	4,730	3,142

Realized gain (loss) on investments	4,261	(11,359)	(3,281)	(3,831)	7,497	529	(5,853)	23,137

Change in unrealized gain (loss) on investments	33,717	50,244	20,980	(7,028)	25,517	6,056	19,989	(22,706)

Reinvested capital gains	22,148	25,329	-	22,086	42,880	29,849	27,385	17,053

Net increase (decrease) in contract owners’ equity resulting from operations	61,164	66,801	37,894	30,476	81,666	41,933	46,251	20,626

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	5,062	76,027	15,450	20,975	-	-	57,457	36,701

Transfers between funds	-	-	-	1	-	-	714	-

Surrenders (notes 2, 3, 4, 5 and 6)	(128,218)	(49,126)	(112,956)	(45,194)	(46,982)	(33,048)	(117,371)	(197,706)

Adjustments to maintain reserves	(4)	557	(8)	53	(15)	212	(9)	(107)

Net equity transactions	(123,160)	27,458	(97,514)	(24,165)	(46,997)	(32,836)	(59,209)	(161,112)

Net change in contract owners’ equity	(61,996)	94,259	(59,620)	6,311	34,669	9,097	(12,958)	(140,486)

Contract owners’ equity at beginning of period	499,823	405,564	408,614	402,303	557,873	548,776	311,543	452,029

Contract owners’ equity at end of period	$437,827	499,823	348,994	408,614	592,542	557,873	298,585	311,543

CHANGE IN UNITS:

Beginning units	696	673	1,523	1,652	1,144	1,218	1,795	2,822

Units purchased	11	134	98	154	5	5	398	311

Units surrendered	(155)	(111)	(313)	(283)	(89)	(79)	(701)	(1,338)

Ending units	552	696	1,308	1,523	1,060	1,144	1,492	1,795

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVCBD1		NVCCA1		NVCCN1		NVCMD1

	2024	2023	2024	2023	2024	2023	2024	2023

Investment activity*:

Net investment income (loss)	$1,322	1,153	(835)	(1,050)	(622)	(570)	(1,329)	(1,131)

Realized gain (loss) on investments	(27)	(14,068)	14,740	(580)	(37)	(153)	551	(156)

Change in unrealized gain (loss) on investments	(971)	14,029	(1,730)	11,756	4,167	5,225	15,445	11,652

Reinvested capital gains	-	-	544	10,454	-	1,586	2,432	9,865

Net increase (decrease) in contract owners’ equity resulting from operations	324	1,114	12,719	20,580	3,508	6,088	17,099	20,230

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	3,075	192,529	1,541	1,660	3,414	6,008	11,429	10,849

Transfers between funds	-	-	-	-	-	(3)	-	-

Surrenders (notes 2, 3, 4, 5 and 6)	(5,886)	(204,130)	(106,377)	(23,250)	(7,647)	(2,991)	(9,705)	(8,540)

Adjustments to maintain reserves	(5)	(9)	(4)	31	-	57	(3)	(85)

Net equity transactions	(2,816)	(11,610)	(104,840)	(21,559)	(4,233)	3,071	1,721	2,224

Net change in contract owners’ equity	(2,492)	(10,496)	(92,121)	(979)	(725)	9,159	18,820	22,454

Contract owners’ equity at beginning of period	55,088	65,584	144,597	145,576	82,683	73,524	164,620	142,166

Contract owners’ equity at end of period	$52,596	55,088	52,476	144,597	81,958	82,683	183,440	164,620

CHANGE IN UNITS:

Beginning units	401	499	658	766	549	528	798	786

Units purchased	24	1,433	9	10	25	44	54	60

Units surrendered	(44)	(1,531)	(453)	(118)	(52)	(23)	(46)	(48)

Ending units	381	401	214	658	522	549	806	798

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVCRA1		NVCRB1		NVDBL2		NVIE6

	2024	2023	2024	2023	2024	2023	2024	2023

Investment activity*:

Net investment income (loss)	$(134)	(108)	(1,246)	(1,116)	-	(1)	501	506

Realized gain (loss) on investments	123	63	376	(71)	-	(104)	3,088	140

Change in unrealized gain (loss) on investments	2,210	1,697	12,918	11,764	-	129	(206)	4,447

Reinvested capital gains	184	901	1,361	7,434	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,383	2,553	13,409	18,011	-	24	3,383	5,093

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	637	637	363	289	-	3	-	-

Transfers between funds	-	-	-	-	-	-	-	-

Surrenders (notes 2, 3, 4, 5 and 6)	(303)	(314)	(2,605)	(9,377)	-	(562)	(11,393)	(1,080)

Adjustments to maintain reserves	(1)	(82)	(3)	40	-	(55)	(1)	(26)

Net equity transactions	333	241	(2,245)	(9,048)	-	(614)	(11,394)	(1,106)

Net change in contract owners’ equity	2,716	2,794	11,164	8,963	-	(590)	(8,011)	3,987

Contract owners’ equity at beginning of period	16,156	13,362	158,533	149,570	-	590	29,303	25,316

Contract owners’ equity at end of period	$18,872	16,156	169,697	158,533	-	-	21,292	29,303

CHANGE IN UNITS:

Beginning units	66	65	832	883	-	3	214	223

Units purchased	3	3	8	7	-	-	-	-

Units surrendered	(2)	(2)	(20)	(58)	-	(3)	(73)	(9)

Ending units	67	66	820	832	-	-	141	214

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVLCP1		NVMIG1		NVMIVX		NVMLG1

	2024	2023	2024	2023	2024	2023	2024	2023

Investment activity*:

Net investment income (loss)	$3,339	2,527	(2,121)	6,215	51,871	18,730	1,260	51,805

Realized gain (loss) on investments	679	(10,439)	(9,474)	(50,702)	48,951	37,651	4,305	(51,219)

Change in unrealized gain (loss) on investments	(5,878)	13,841	3,009	111,584	(61,443)	74,478	209,622	277,134

Reinvested capital gains	-	-	-	-	-	-	116,596	58,094

Net increase (decrease) in contract owners’ equity resulting from operations	(1,860)	5,929	(8,586)	67,097	39,379	130,859	331,783	335,814

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	627,292	226,660	8,605	9,224	90,567	92,461	227,907	37,781

Transfers between funds	-	-	-	1	-	7	15	2

Surrenders (notes 2, 3, 4, 5 and 6)	(625,409)	(396,945)	(24,761)	(107,705)	(151,249)	(237,725)	(240,006)	(112,370)

Adjustments to maintain reserves	5	58	(2)	(43)	(7)	45	(7)	(113)

Net equity transactions	1,888	(170,227)	(16,158)	(98,523)	(60,689)	(145,212)	(12,091)	(74,700)

Net change in contract owners’ equity	28	(164,298)	(24,744)	(31,426)	(21,310)	(14,353)	319,692	261,114

Contract owners’ equity at beginning of period	77,716	242,014	498,861	530,287	957,814	972,167	1,269,750	1,008,636

Contract owners’ equity at end of period	$77,744	77,716	474,117	498,861	936,504	957,814	1,589,442	1,269,750

CHANGE IN UNITS:

Beginning units	501	1,664	3,746	4,572	5,115	6,011	2,136	2,285

Units purchased	4,022	1,547	210	98	831	545	392	83

Units surrendered	(4,028)	(2,710)	(320)	(924)	(1,070)	(1,441)	(384)	(232)

Ending units	495	501	3,636	3,746	4,876	5,115	2,144	2,136

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVMMG1		NVMMV2		NVNMO1		NVNSR1

	2024	2023	2024	2023	2024	2023	2024	2023

Investment activity*:

Net investment income (loss)	$(21,904)	(19,896)	1,502	3,873	(691)	(526)	-	-

Realized gain (loss) on investments	(214,261)	(285,543)	(4,860)	(7,544)	3,179	7,766	-	(1)

Change in unrealized gain (loss) on investments	724,099	800,631	34,139	(32,132)	(36,350)	18,061	-	1

Reinvested capital gains	-	-	9,923	73,657	74,481	14,984	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	487,934	495,192	40,704	37,854	40,619	40,285	-	-

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	114,124	120,294	17,584	19,356	6,435	8,737	-	-

Transfers between funds	43	18	-	-	(49)	-	-	-

Surrenders (notes 2, 3, 4, 5 and 6)	(314,571)	(336,839)	(13,260)	(27,898)	(14,400)	(36,383)	-	(3)

Adjustments to maintain reserves	(12)	(192)	(2)	(80)	(3)	(27)	-	3

Net equity transactions	(200,416)	(216,719)	4,322	(8,622)	(8,017)	(27,673)	-	-

Net change in contract owners’ equity	287,518	278,473	45,026	29,232	32,602	12,612	-	-

Contract owners’ equity at beginning of period	2,875,723	2,597,250	527,075	497,843	200,481	187,869	-	-

Contract owners’ equity at end of period	$3,163,241	2,875,723	572,101	527,075	233,083	200,481	-	-

CHANGE IN UNITS:

Beginning units	7,532	8,148	1,718	1,750	617	708	-	-

Units purchased	325	510	96	111	21	35	-	-

Units surrendered	(846)	(1,126)	(82)	(143)	(43)	(126)	-	-

Ending units	7,011	7,532	1,732	1,718	595	617	-	-

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVNSR2		NVOLG1		NVRE1		NVSTB2

	2024	2023	2024	2023	2024	2023	2024	2023

Investment activity*:

Net investment income (loss)	$(560)	(510)	94,360	121,989	18,567	17,883	1,512	9,157

Realized gain (loss) on investments	(3,015)	(2,028)	808,546	318,915	43,095	13,072	701	(280)

Change in unrealized gain (loss) on investments	8,589	10,064	2,956,522	3,065,642	53,973	76,639	1,914	3,825

Reinvested capital gains	3,524	13,508	-	-	-	27,108	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,538	21,034	3,859,428	3,506,546	115,635	134,702	4,127	12,702

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	822	938	432,992	610,407	19,169	28,233	1,128	243,205

Transfers between funds	-	-	(10,025)	(13,186)	(3,359)	-	-	-

Surrenders (notes 2, 3, 4, 5 and 6)	(103,306)	(13,096)	(2,385,205)	(1,804,992)	(208,304)	(231,203)	(256,893)	(2,585)

Adjustments to maintain reserves	-	58	(72,252)	262	(8)	(10)	(4)	(10)

Net equity transactions	(102,484)	(12,100)	(2,034,490)	(1,207,509)	(192,502)	(202,980)	(255,769)	240,610

Net change in contract owners’ equity	(93,946)	8,934	1,824,938	2,299,037	(76,867)	(68,278)	(251,642)	253,312

Contract owners’ equity at beginning of period	116,181	107,247	18,091,502	15,792,465	1,210,171	1,278,449	312,466	59,154

Contract owners’ equity at end of period	$22,235	116,181	19,916,440	18,091,502	1,133,304	1,210,171	60,824	312,466

CHANGE IN UNITS:

Beginning units	384	425	23,950	25,588	5,677	6,719	2,752	545

Units purchased	4	5	673	1,232	301	227	14	2,237

Units surrendered	(320)	(46)	(2,838)	(2,870)	(1,140)	(1,269)	(2,252)	(30)

Ending units	68	384	21,785	23,950	4,838	5,677	514	2,752

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVTIV3		SAM4		SCF4		SCGF

	2024	2023	2024	2023	2024	2023	2024	2023

Investment activity*:

Net investment income (loss)	$163	60	129,638	126,446	(14,176)	(4,869)	(1,474)	(1,379)

Realized gain (loss) on investments	95	41	-	-	111,147	(495,842)	831	(14,290)

Change in unrealized gain (loss) on investments	(138)	364	-	-	15,313	711,418	36,855	45,034

Reinvested capital gains	-	-	-	-	66,657	12,009	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	120	465	129,638	126,446	178,941	222,716	36,212	29,365

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	-	-	3,212,987	3,976,560	1,819,201	559,720	6,276	6,942

Transfers between funds	-	-	(2)	1	(6,289)	5	-	-

Surrenders (notes 2, 3, 4, 5 and 6)	(588)	(557)	(3,710,366)	(2,828,606)	(1,436,102)	(988,273)	(64,302)	(1,277)

Adjustments to maintain reserves	(3)	(16)	(87,293)	21	13	527	2	(267)

Net equity transactions	(591)	(573)	(584,674)	1,147,976	376,823	(428,021)	(58,024)	5,398

Net change in contract owners’ equity	(471)	(108)	(455,036)	1,274,422	555,764	(205,305)	(21,812)	34,763

Contract owners’ equity at beginning of period	3,312	3,420	3,955,693	2,681,271	2,167,941	2,373,246	205,934	171,171

Contract owners’ equity at end of period	$2,841	3,312	3,500,657	3,955,693	2,723,705	2,167,941	184,122	205,934

CHANGE IN UNITS:

Beginning units	15	18	19,476	12,830	3,878	4,852	411	390

Units purchased	-	-	17,768	23,337	3,103	1,211	9	96

Units surrendered	(2)	(3)	(21,264)	(16,691)	(2,598)	(2,185)	(122)	(75)

Ending units	13	15	15,980	19,476	4,383	3,878	298	411

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	SCVF4		TRF4		AMCG		AMMCGS

	2024	2023	2024	2023	2024	2023	2024	2023

Investment activity*:

Net investment income (loss)	$(26)	(3,882)	4,366	7,217	(67)	(59)	(372)	(351)

Realized gain (loss) on investments	(68,937)	(56,121)	55,442	42,196	29	(240)	3,155	(2,592)

Change in unrealized gain (loss) on investments	131,821	202,987	40,335	(78,654)	1,673	1,828	7,993	10,620

Reinvested capital gains	12,386	61,796	42,508	109,668	588	-	3,463	-

Net increase (decrease) in contract owners’ equity resulting from operations	75,244	204,780	142,651	80,427	2,223	1,529	14,239	7,677

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	52,133	55,935	53,808	56,933	469	464	1,079	2,557

Transfers between funds	(199)	1	(2)	4	-	-	-	(6)

Surrenders (notes 2, 3, 4, 5 and 6)	(136,194)	(135,948)	(165,037)	(116,747)	(1,562)	(1,347)	(52,414)	(16,644)

Adjustments to maintain reserves	10	(80)	(18)	(140)	3	(67)	(8)	(54)

Net equity transactions	(84,250)	(80,092)	(111,249)	(59,950)	(1,090)	(950)	(51,343)	(14,147)

Net change in contract owners’ equity	(9,006)	124,688	31,402	20,477	1,133	579	(37,104)	(6,470)

Contract owners’ equity at beginning of period	1,399,402	1,274,714	1,130,424	1,109,947	9,879	9,300	47,134	53,604

Contract owners’ equity at end of period	$1,390,396	1,399,402	1,161,826	1,130,424	11,012	9,879	10,030	47,134

CHANGE IN UNITS:

Beginning units	2,520	2,631	834	877	7	8	244	309

Units purchased	147	145	51	70	1	-	5	11

Units surrendered	(292)	(256)	(118)	(113)	(1)	(1)	(207)	(76)

Ending units	2,375	2,520	767	834	7	7	42	244

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	AMSRS		AMTB		PMVFBA		PMVLDA

	2024	2023	2024	2023	2024	2023	2024	2023

Investment activity*:

Net investment income (loss)	$(4,921)	(3,163)	14,140	10,611	12	7	13,934	13,807

Realized gain (loss) on investments	47,011	19,371	(1,634)	(7,550)	(5)	(6)	11,702	(15,423)

Change in unrealized gain (loss) on investments	147,690	191,992	2,342	11,124	(46)	4	(10,167)	24,423

Reinvested capital gains	52,521	15,206	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	242,301	223,406	14,848	14,185	(39)	5	15,469	22,807

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	19,298	22,956	18,926	22,520	470	505	742,267	1,013,520

Transfers between funds	(1)	(7)	-	-	-	-	-	-

Surrenders (notes 2, 3, 4, 5 and 6)	(155,285)	(195,890)	(20,718)	(73,332)	(183)	(93)	(749,362)	(709,798)

Adjustments to maintain reserves	6	(22)	(2)	234	-	3	(14)	22

Net equity transactions	(135,982)	(172,963)	(1,794)	(50,578)	287	415	(7,109)	303,744

Net change in contract owners’ equity	106,319	50,443	13,054	(36,393)	248	420	8,360	326,551

Contract owners’ equity at beginning of period	1,013,781	963,338	285,256	321,649	420	-	672,797	346,246

Contract owners’ equity at end of period	$1,120,100	1,013,781	298,310	285,256	668	420	681,157	672,797

CHANGE IN UNITS:

Beginning units	986	1,176	1,396	1,541	4	-	5,516	2,958

Units purchased	20	28	135	188	5	4	6,086	8,717

Units surrendered	(127)	(218)	(132)	(333)	(3)	-	(6,217)	(6,159)

Ending units	879	986	1,399	1,396	6	4	5,385	5,516

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PVEIB		PVGOB		PVTIGB		TRHS2

	2024	2023	2024	2023	2024	2023	2024	2023

Investment activity*:

Net investment income (loss)	$1,772	1,577	(1,620)	(1,242)	767	(287)	(1,848)	(1,947)

Realized gain (loss) on investments	51,898	1,526	38,169	2,847	6,574	82	5,141	11,680

Change in unrealized gain (loss) on investments	(31,141)	9,344	19,531	58,633	(5,229)	6,987	(21,752)	(15,743)

Reinvested capital gains	14,965	7,304	9,690	2,440	-	-	20,987	8,549

Net increase (decrease) in contract owners’ equity resulting from operations	37,494	19,751	65,770	62,678	2,112	6,782	2,528	2,539

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	724,276	20,428	2,675	3,025	23	59	1,879	12,483

Transfers between funds	-	-	-	-	-	-	-	-

Surrenders (notes 2, 3, 4, 5 and 6)	(754,070)	(11,816)	(91,610)	(15,143)	(38,306)	(496)	(9,954)	(108,178)

Adjustments to maintain reserves	(7)	114	(8)	129	(1)	(148)	(4)	(48)

Net equity transactions	(29,801)	8,726	(88,943)	(11,989)	(38,284)	(585)	(8,079)	(95,743)

Net change in contract owners’ equity	7,693	28,477	(23,173)	50,689	(36,172)	6,197	(5,551)	(93,204)

Contract owners’ equity at beginning of period	152,960	124,483	198,205	147,516	44,917	38,720	235,882	329,086

Contract owners’ equity at end of period	$160,653	152,960	175,032	198,205	8,745	44,917	230,331	235,882

CHANGE IN UNITS:

Beginning units	735	717	531	568	142	142	397	564

Units purchased	3,168	72	9	12	1	2	39	46

Units surrendered	(3,236)	(54)	(126)	(49)	(128)	(2)	(51)	(213)

Ending units	667	735	414	531	15	142	385	397

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	VWBF		VWEM		VWHA		VVEI

	2024	2023	2024	2023	2024	2023	2024	2023

Investment activity*:

Net investment income (loss)	$39,128	25,054	10,566	32,049	6,726	8,076	11,542	8,784

Realized gain (loss) on investments	3,262	22,362	(222,632)	(239,988)	77,050	12,293	16,096	3,060

Change in unrealized gain (loss) on investments	(19,512)	7,188	201,874	303,672	(79,016)	(40,612)	12,304	(3,119)

Reinvested capital gains	-	-	-	-	-	-	35,834	26,651

Net increase (decrease) in contract owners’ equity resulting from operations	22,878	54,604	(10,192)	95,733	4,760	(20,243)	75,776	35,376

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	361,537	617,021	409,674	402,963	135,931	20,355	27,820	17,949

Transfers between funds	1	-	9	(2)	2	(2)	2	-

Surrenders (notes 2, 3, 4, 5 and 6)	(408,745)	(909,670)	(477,341)	(480,999)	(208,222)	(46,176)	(96,976)	(41,689)

Adjustments to maintain reserves	(10)	(158)	(5)	(100)	7	(259)	3	177

Net equity transactions	(47,217)	(292,807)	(67,663)	(78,138)	(72,282)	(26,082)	(69,151)	(23,563)

Net change in contract owners’ equity	(24,339)	(238,203)	(77,855)	17,595	(67,522)	(46,325)	6,625	11,813

Contract owners’ equity at beginning of period	431,728	669,931	1,117,308	1,099,713	394,450	440,775	542,159	530,346

Contract owners’ equity at end of period	$407,389	431,728	1,039,453	1,117,308	326,928	394,450	548,784	542,159

CHANGE IN UNITS:

Beginning units	1,281	2,449	2,606	2,774	712	773	993	1,040

Units purchased	1,366	2,476	1,154	1,194	384	78	54	54

Units surrendered	(1,475)	(3,644)	(1,283)	(1,362)	(513)	(139)	(166)	(101)

Ending units	1,172	1,281	2,477	2,606	583	712	881	993

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	VVHGB		VVHYB		VVMCI

	2024	2023	2024	2023	2024	2023

Investment activity*:

Net investment income (loss)	$1,618	1,449	10,137	8,007	4,351	4,153

Realized gain (loss) on investments	(5,763)	(4,957)	(388)	(1,612)	17,413	4,096

Change in unrealized gain (loss) on investments	4,677	7,371	1,813	13,691	96,984	98,923

Reinvested capital gains	-	-	-	-	11,495	15,500

Net increase (decrease) in contract owners’ equity resulting from operations	532	3,863	11,562	20,086	130,243	122,672

Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	4,978	5,685	5,973	6,783	27,429	24,316

Transfers between funds	-	-	-	(1)	12	1

Surrenders (notes 2, 3, 4, 5 and 6)	(38,363)	(31,120)	1,194	(9,866)	(99,174)	(75,853)

Adjustments to maintain reserves	(1)	27	(1)	(106)	(4)	(268)

Net equity transactions	(33,386)	(25,408)	7,166	(3,190)	(71,737)	(51,804)

Net change in contract owners’ equity	(32,854)	(21,545)	18,728	16,896	58,506	70,868

Contract owners’ equity at beginning of period	85,463	107,008	214,542	197,646	932,115	861,247

Contract owners’ equity at end of period	$52,609	85,463	233,270	214,542	990,621	932,115

CHANGE IN UNITS:

Beginning units	543	711	781	796	1,390	1,474

Units purchased	55	60	73	65	48	58

Units surrendered	(265)	(228)	(48)	(80)	(142)	(142)

Ending units	333	543	806	781	1,296	1,390

* For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2024, if applicable.

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Provident VLI Separate Account A (the Separate Account) was established by Nationwide Life and Annuity Company of America (NLACA) under the provisions of Delaware law and commenced operations on February 1, 1995. On December 31, 2009 NLACA merged with Nationwide Life and Annuity Insurance Company (“NLAIC” or “the Company”) with NLAIC as the surviving entity. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company to which assets are allocated to support the benefits payable under flexible premium adjustable variable life insurance policies (the Policies) and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, policyholders may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)

ALGER AMERICAN FUNDS

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)*

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)*

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)*

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class (WRASP)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class IV (EIF4)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV (GBF4)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV (GVEX4)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)*

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)*

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)*

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)*

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I (NVMMV1)*

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I (NVNSR1)*

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV (SAM4)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV (SCF4)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class IV (TRF4)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

PIMCO FUNDS

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

*	At December 31, 2024, policyholders were not invested in this fund.

Unless listed below, the financial statements presented are as of December 31, 2024 and for each of the years in the two-year period ended December 31, 2024. For the subaccounts listed below with inception dates in 2024, the financial statements are as of December 31, 2024 and for the period from the inception date to December 31, 2024. There were no inceptions in the year ended December 31, 2023.

	Inception Date	Liquidation Date
Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)	4/26/2024
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)		12/24/2024

The following underlying mutual fund mergers occurred. Subaccounts associated with the underlying mutual funds are no longer available as of December 31, 2024.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
American Century Variable Portfolios, Inc. - American Century	Lincoln Variable Insurance Products Trust - LVIP American	4/26/2024
VP International Fund: Class I (ACVI)	Century International Fund: Standard Class II (LACI2)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)	Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)	4/26/2024

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)	4/26/2024

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)	Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)	4/26/2024

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)	Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)	4/26/2024

For the one-year period ended December 31, 2024, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
WRASP	Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II	5/1/2024

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2024 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

(g) Segment Disclosures

In this reporting period, each subaccount within the Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the financial position or the results of operations for the subaccounts of the Separate Account. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The subaccounts have acted as single reportable segments and the CODM is Product Development. The CODM assesses subaccount performance including investment results reflected in the net increase (decrease) in contract owners’ equity resulting from operations as reported in the Statements of Operations as well as investment income ratios, and total return, within the financial highlights of the notes to the financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Insurance Charge - Mortality and Expense Risk Charge/Percent of Subaccount Value Charge - assessed through a surrender of units	Annual rate of to 0.75% - 1.00% of the average daily value of the assets invested in each fund
Sales Charge/Percent of Premium Charge - assessed through a deduction from premium payments	4.00% - 10.00% of each premium payment
Premium Tax Charge - assessed through a deduction from premium payments	0.00% - 4.00% of each premium payment
Short-Term Trading Fee - assessed through a surrender of units	1% of the dollar amount transferred out of a subaccount within 60 days of being applied to that subaccount
Cost of Insurance Charges (including any flat extra charge) - assessed through a surrender of units	$0.00 - $420.28 per $1,000 of a policy’s net amount at risk
Specified Amount/Underwriting and Distribution Charge- assessed through a surrender of units	$50.00 - $60.00 plus $3.00 per $1,000 of Face Amount increase.
Administrative Charge - assessed through a surrender of units	$5.00 per month - $17.50 plus $0.11 per $1,000 on 1st million of face amount
Surrender Charge - assessed through a surrender of units	The lesser of: (1) 30% to 35% of all premiums to date or, (2) during Policy Years 1-11, 60% - 70% of the Target Premium of the Initial Face Amount. Plus deferred administrative charge in years 1-11 of $4.90 to $5.00 - $1,000 of face amount.
Policy Loan Interest Charge	6.00% of an outstanding policy loan
Other Withdrawal/Surrender Fees	$25.00 per request
Transfer Fee – assessed upon transfer	$25.00 per request
Total Annual Portfolio Operating Expense	0.16% - 2.46% of portfolio assets
Rider Charges - assessed through a surrender of units monthly, unless otherwise specified.
Children’s Term Insurance Rider Charge	$0.52 per $1,000 of the rider’s specified amount
Long-Term Care Acceleration Benefit Rider Charge	$0.02 - $3.24 per $1,000 of net amount at risk per month
Long-Term Care Waiver Benefit Rider Charge	$0.01 - $3.47 per $1,000 of net amount at risk per month
Disability Waiver Benefit Rider Charge	$0.01 - $1.76 per $1,000 net amount at risk per month
Disability Waiver of Premium Benefit Rider Charge	2% - 23.20% of the monthly benefit amount per month
Additional Insurance Benefit Rider Charge	$0.06 - $420.82 per $1,000 of rider coverage amount per month
Survivorship Additional Insurance Benefit Rider Charge	$0.00 - $93.08 per $1,000 of rider coverage amount per month
Accelerated Death Benefit Rider Charge	$250 at the time the rider is invoked
Long-Term Care Extended Insurance Benefit Rider	$0.01 - $8.72 per $1,000 of net amount at risk per month
Convertible Term Life Insurance Rider	$0.06 - $420.82 per $1,000 of rider coverage amount per month
Four Year Survivorship Term Life Insurance Rider	$0.03 - $2.75 per $1,000 of Rider coverage amount per month
Guaranteed Minimum Death Benefit Rider	$0.01 per $1,000 of face amount per month

For the years ended December 31, 2024 and 2023, total front-end sales charge deductions were $180,245 and $192,763, respectively and were recognized as part of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3) Asset Charges

In addition to the aforementioned charges, a daily charge will be deducted from the Separate Account for mortality and expense risks assumed by the Company. The charge is deducted at an annual rate of 0.65% to 0.95% of the average daily net assets of the Separate Account. These charges are assessed through the daily unit value calculation. For NLACA Options Elite policies, this charge is referred to as the Insurance Charge.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

(4) Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow up to the policy’s non-loaned surrender value. Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.

At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest back to the Separate Account. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2024 and 2023, total transfers to the Separate Account from the fixed account were $19,673,727 and $14,405,321, respectively, and total transfers from the Separate Account to the fixed account were $21,041,904 and $15,190,393, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability.

Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 investments.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024 are as follows:

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVGIA	$14,174	$34,714
ALVSVA	22,712	126,427
AASCO	119,214	330,643
SVDF	29,112	31,055
SVOF	11,062	6,271
WFVSCG	5,911	53,713
MLVGA2	19,234	24,270
DSC	1,701	3,821
DSIF	368,954	613,080
DVSCS	147,902	391,196
FQB	7,726	25,263
FVU2	3,022	48,249
FAMP	95,089	79,329
FCP	720	115
FEIP	565,498	673,226
FEIS	61,813	59,864
FF30S	2,994	2,113
FGP	5,288,308	2,063,642
FGS	221,559	149,499
FHIP	1,100,749	963,927
FIGBP	375,049	405,260
FIGBS	7,936	25,801
FMCS	305,890	553,467
FNRS2	30,682	22,855
FOP	281,755	305,386
FOS	45,524	27,193
FVSS	319,485	34,626
FTVDM2	1,623,145	1,736,813
FTVFA2	14	719
FTVGI2	436,024	625,927
FTVSVI	47,242	152,156
TIF	3,173	24,871
ACEG	4,065	6,884
MSVMV	1,318	1,002
OVAG	3,589	8,078
OVGS	111,056	224,332
OVSB	5,354	26,808
OVSC	140,297	93,777
WRASP	21,420	10,163
JABS	55,477	94,144
JACAS	65,792	135,779
JAGTS	1,507,147	1,297,264
JAIGS	34,243	381,150
LACDV2	267,408	11,942
LACI2	274,383	69,035
LACIPS	150,389	5,328
LACMV2	465,072	131,011
LACU2	184,051	1,846
MV2IGI	13,799	90,668
MVFIC	1,095,438	1,214,075
MSEM	2,732	24,301
EIF4	147,145	147,768
GBF	5,074	2,055
GBF4	310,193	307,080
GEM	18,063	39,678
GIG	1,400,893	1,782,737
GVAAA2	5,120	13,423
GVABD2	478	3,001
GVAGG2	12,842	3,142
GVAGI2	60,647	11,590
GVAGR2	24,698	151,214
GVDMA	67,105	174,551
GVDMC	2,454	3,419
GVEX4	2,233,914	3,779,815

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

GVIDA	16,253	84,091
GVIDC	14,008	31,144
GVIDM	72,003	128,613
HIBF	13,963	12,042
MCIF	30,304	130,275
MSBF	38,942	116,253
NVAMV1	53,122	51,452
NVAMVX	101,287	128,372
NVCBD1	4,180	5,669
NVCCA1	1,940	107,067
NVCCN1	3,263	8,117
NVCMD1	8,126	5,298
NVCRA1	818	434
NVCRB1	2,523	4,650
NVIE6	731	11,623
NVLCP1	629,989	624,767
NVMIG1	24,273	42,550
NVMIVX	191,417	200,228
NVMLG1	334,044	228,271
NVMMG1	59,134	281,441
NVMMV2	37,208	21,460
NVNMO1	78,505	12,730
NVNSR2	4,402	103,921
NVOLG1	365,022	2,233,206
NVRE1	71,220	245,147
NVSTB2	3,108	257,362
NVTIV3	183	608
SAM4	3,221,856	3,589,937
SCF4	1,867,306	1,438,015
SCGF	2,852	62,353
SCVF4	64,408	136,308
TRF4	89,658	154,015
AMCG	1,043	1,616
AMMCGS	4,971	53,215
AMSRS	60,877	149,264
AMTB	36,653	24,305
PMVFBA	485	184
PMVLDA	770,403	763,565
PVEIB	742,132	755,189
PVGOB	11,622	92,488
PVTIGB	1,058	38,574
TRHS2	42,222	31,160
VWBF	399,032	407,112
VWEM	436,064	493,156
VWHA	151,448	217,012
VVEI	71,674	93,452
VVHGB	8,657	40,423
VVHYB	29,250	11,947
VVMCI	41,016	96,905

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

(8) Financial Highlights

The Company offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life insurance policies as of December 31, 2024, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2024. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)
2024	0.65%	to	0.75%	339	$1,174.26	to	$574.55	$222,188	1.44%	12.29%	to	12.17%
2023	0.65%	to	0.75%	380	1,045.76	to	512.19	226,331	1.49%	11.30%	to	11.19%
2022	0.65%	to	0.75%	392	939.56	to	460.63	214,572	1.41%	-4.81%	to	-4.91%
2021	0.65%	to	0.75%	417	987.05	to	484.40	241,219	0.81%	27.33%	to	27.20%
2020	0.65%	to	0.75%	452	775.21	to	380.82	210,385	1.59%	2.06%	to	1.95%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)
2024	0.65%	to	0.75%	229	1,421.92	to	695.72	211,653	0.88%	9.30%	to	9.19%
2023	0.65%	to	0.75%	357	1,300.89	to	637.14	298,419	1.07%	16.42%	to	16.31%
2022	0.65%	to	0.75%	370	1,117.39	to	547.81	271,041	1.09%	-16.17%	to	-16.26%
2021	0.65%	to	0.75%	378	1,333.00	to	654.17	333,488	0.82%	35.07%	to	34.93%
2020	0.65%	to	0.75%	422	986.91	to	484.81	287,939	1.06%	2.70%	to	2.60%
Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
2024	0.65%	to	0.75%	4,853	897.78	to	436.20	2,892,754	0.38%	7.43%	to	7.32%
2023	0.65%	to	0.75%	5,124	835.72	to	406.45	2,893,552	0.00%	15.74%	to	15.62%
2022	0.65%	to	0.75%	5,517	722.08	to	351.53	2,723,107	0.00%	-38.42%	to	-38.48%
2021	0.65%	to	0.75%	5,838	1,172.49	to	571.38	4,741,720	0.00%	-6.67%	to	-6.76%
2020	0.65%	to	0.75%	6,030	1,256.27	to	612.83	5,275,668	1.09%	66.07%	to	65.90%
Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)
2024	0.65%			477	663.14			316,601	0.00%	17.36%
2023	0.65%			477	565.03			269,343	0.00%	19.37%
2022	0.65%			501	473.36			237,153	0.00%	-38.25%
2021	0.65%			491	766.59			376,394	0.00%	-5.66%
2020	0.65%			273	812.55			221,827	0.00%	61.60%
Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2024	0.65%			82	1,202.55			99,162	0.05%	14.30%
2023	0.65%			86	1,052.11			90,555	0.00%	25.68%
2022	0.65%			93	837.12			77,853	0.00%	-21.32%
2021	0.65%			98	1,063.95			104,267	0.04%	23.97%
2020	0.65%			118	858.24			101,272	0.44%	20.22%
Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2024	0.75%			62	517.48			31,893	0.00%	17.81%
2023	0.75%			162	439.25			70,983	0.00%	3.33%
2022	0.75%			197	425.09			83,743	0.00%	-34.91%
2021	0.75%			185	653.10			120,823	0.00%	6.84%
2020	0.75%			178	611.31			108,813	0.00%	56.61%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)
2024	0.75%			526	250.37			131,785	1.19%	8.27%
2023	0.75%			584	231.25			134,949	1.38%	11.76%
2022	0.75%			1,197	206.92			247,684	0.00%	-16.61%
2021	0.75%			1,541	248.15			382,398	0.74%	5.75%
2020	0.75%			1,733	234.65			406,646	1.01%	19.90%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	0.65%	to	0.75%	1,061	827.61	to	406.15	459,149	0.79%	22.89%	to	22.77%
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2024	0.65%	to	0.75%	141	737.23	to	360.71	74,202	0.69%	3.94%	to	3.83%
2023	0.65%	to	0.75%	144	709.31	to	347.40	73,490	0.36%	8.58%	to	8.47%
2022	0.65%	to	0.75%	176	653.28	to	320.28	79,013	0.00%	-17.16%	to	-17.24%
2021	0.65%	to	0.75%	179	788.60	to	387.01	98,175	0.11%	15.71%	to	15.59%
2020	0.65%	to	0.75%	187	681.55	to	334.81	88,256	0.65%	19.12%	to	19.00%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2024	0.65%	to	0.75%	2,802	1,611.05	to	788.26	2,428,835	1.16%	23.85%	to	23.73%
2023	0.65%	to	0.75%	3,199	1,300.81	to	637.11	2,317,056	1.37%	25.11%	to	24.99%
2022	0.65%	to	0.75%	4,099	1,039.69	to	509.72	2,424,851	1.32%	-18.85%	to	-18.93%
2021	0.65%	to	0.75%	4,864	1,281.14	to	628.72	3,700,772	1.14%	27.58%	to	27.45%
2020	0.65%	to	0.75%	5,130	1,004.19	to	493.30	2,995,027	1.56%	17.24%	to	17.13%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2024	0.65%	to	0.75%	2,487	1,453.12	to	705.05	1,844,164	1.17%	7.26%	to	7.15%
2023	0.65%	to	0.75%	2,880	1,354.83	to	658.02	2,002,299	1.05%	14.64%	to	14.53%
2022	0.65%	to	0.75%	3,378	1,181.80	to	574.55	2,061,683	0.95%	-17.19%	to	-17.27%
2021	0.65%	to	0.75%	3,899	1,427.09	to	694.50	2,905,623	0.71%	25.33%	to	25.20%
2020	0.65%	to	0.75%	4,784	1,138.70	to	554.71	2,803,255	1.09%	9.92%	to	9.81%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2024	0.65%	to	0.75%	377	363.18	to	183.81	98,501	3.06%	3.21%	to	3.11%
2023	0.65%	to	0.75%	465	351.89	to	178.27	114,961	2.69%	5.45%	to	5.35%
2022	0.65%	to	0.75%	497	333.70	to	169.23	114,368	2.61%	-9.86%	to	-9.95%
2021	0.65%	to	0.75%	503	370.21	to	187.93	129,168	2.48%	-2.03%	to	-2.13%
2020	0.65%	to	0.75%	496	377.90	to	192.02	130,195	2.78%	7.42%	to	7.31%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)
2024	0.75%			84	135.25			11,315	2.38%	14.69%
2023	0.75%			416	117.93			49,079	2.00%	7.87%
2022	0.75%			460	109.32			50,289	1.84%	-14.40%
2021	0.75%			451	127.71			57,599	1.74%	17.63%
2020	0.75%			435	108.58			47,230	2.50%	0.18%
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2024	0.65%	to	0.75%	1,637	1,132.09	to	557.77	1,389,143	2.46%	7.79%	to	7.68%
2023	0.65%	to	0.75%	1,643	1,050.27	to	517.98	1,305,553	2.34%	12.21%	to	12.10%
2022	0.65%	to	0.75%	1,719	935.95	to	462.06	1,217,941	2.04%	-15.49%	to	-15.57%
2021	0.65%	to	0.75%	1,926	1,107.45	to	547.27	1,583,416	1.57%	9.21%	to	9.10%
2020	0.65%	to	0.75%	2,514	1,014.08	to	501.63	2,049,253	1.51%	14.13%	to	14.01%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)
2021	0.65%			1	624.19			624	0.00%	0.00%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2024	0.65%	to	0.75%	4,188	2,097.90	to	1,146.87	6,335,125	1.75%	14.60%	to	14.48%
2023	0.65%	to	0.75%	4,546	1,830.68	to	1,001.80	6,020,218	1.90%	9.93%	to	9.82%
2022	0.65%	to	0.75%	4,832	1,665.27	to	912.19	5,875,438	1.87%	-5.57%	to	-5.67%
2021	0.65%	to	0.75%	5,219	1,763.54	to	966.98	6,772,021	1.90%	24.08%	to	23.96%
2020	0.65%	to	0.75%	5,769	1,421.24	to	780.07	6,087,766	1.83%	6.00%	to	5.90%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2024	0.75%			1,121	511.04			572,988	1.70%	14.38%
2023	0.75%			1,195	446.79			533,798	1.86%	9.71%
2022	0.75%			1,191	407.24			485,028	1.78%	-5.80%
2021	0.75%			1,400	432.30			605,218	1.81%	23.90%
2020	0.75%			1,484	348.92			517,802	1.76%	5.75%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2024	0.75%			226	333.03			75,152	2.21%	8.52%
2023	0.75%			227	306.88			69,613	2.41%	13.70%
2022	0.75%			223	269.90			60,187	1.87%	-17.56%
2021	0.75%			219	327.41			71,702	1.02%	11.40%
2020	0.75%			214	293.89			62,893	1.46%	15.88%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2024	0.65%	to	0.75%	7,067	4,258.75	to	2,143.66	19,947,116	0.00%	29.54%	to	29.41%
2023	0.65%	to	0.75%	7,349	3,287.57	to	1,656.48	16,081,977	0.13%	35.36%	to	35.22%
2022	0.65%	to	0.75%	7,877	2,428.81	to	1,225.01	12,899,647	0.62%	-24.95%	to	-25.02%
2021	0.65%	to	0.75%	8,479	3,236.05	to	1,633.78	18,403,289	0.00%	22.42%	to	22.29%
2020	0.65%	to	0.75%	8,996	2,643.47	to	1,335.94	16,087,149	0.07%	42.96%	to	42.82%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2024	0.75%			887	1,059.96			940,460	0.00%	29.29%
2023	0.75%			1,010	819.85			828,336	0.04%	35.08%
2022	0.75%			1,105	606.93			670,655	0.51%	-25.09%
2021	0.75%			1,159	810.17			938,988	0.00%	22.16%
2020	0.75%			1,342	663.19			890,001	0.06%	42.68%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2024	0.65%	to	0.75%	2,948	745.42	to	362.70	1,323,296	6.45%	8.26%	to	8.15%
2023	0.65%	to	0.75%	2,853	688.54	to	335.36	1,197,378	4.79%	9.76%	to	9.65%
2022	0.65%	to	0.75%	3,697	627.29	to	305.83	1,405,193	5.12%	-11.95%	to	-12.04%
2021	0.65%	to	0.75%	3,524	712.41	to	347.68	1,554,213	5.13%	3.73%	to	3.63%
2020	0.65%	to	0.75%	4,143	686.76	to	335.50	1,733,853	5.26%	2.08%	to	1.98%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)
2024	0.65%	to	0.75%	4,861	648.74	to	317.59	1,941,387	3.42%	1.13%	to	1.02%
2023	0.65%	to	0.75%	5,169	641.52	to	314.37	2,030,229	2.57%	5.52%	to	5.41%
2022	0.65%	to	0.75%	4,868	607.97	to	298.23	1,871,176	2.20%	-13.52%	to	-13.61%
2021	0.65%	to	0.75%	5,278	703.05	to	345.21	2,374,520	1.93%	-1.25%	to	-1.35%
2020	0.65%	to	0.75%	6,012	711.95	to	349.93	2,824,192	2.13%	8.69%	to	8.58%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2024	0.75%			197	176.13			34,702	3.12%	0.86%
2023	0.75%			305	174.63			53,220	2.56%	5.33%
2022	0.75%			302	165.79			50,070	2.20%	-13.67%
2021	0.75%			316	192.06			60,690	1.97%	-1.47%
2020	0.75%			292	194.91			56,915	2.06%	8.44%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2024	0.65%	to	0.75%	1,794	1,809.27	to	885.24	1,884,238	0.45%	16.59%	to	16.47%
2023	0.65%	to	0.75%	2,343	1,551.83	to	760.05	2,072,730	0.49%	14.26%	to	14.15%
2022	0.65%	to	0.75%	2,654	1,358.15	to	665.85	2,046,859	0.39%	-15.41%	to	-15.49%
2021	0.65%	to	0.75%	2,830	1,605.48	to	787.89	2,586,207	0.46%	24.69%	to	24.57%
2020	0.65%	to	0.75%	3,862	1,287.55	to	632.50	2,759,764	0.56%	17.27%	to	17.16%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2024	0.75%			764	257.29			196,677	2.13%	3.24%
2023	0.75%			743	249.21			185,042	2.19%	-0.05%
2022	0.75%			1,491	249.34			371,764	2.19%	61.65%
2021	0.75%			1,788	154.24			275,785	2.59%	53.67%
2020	0.75%			1,428	100.37			143,328	2.71%	-33.38%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
2024	0.65%	to	0.75%	5,088	930.39	to	414.97	2,664,765	1.60%	4.37%	to	4.26%
2023	0.65%	to	0.75%	5,340	891.45	to	398.00	2,713,283	1.02%	19.73%	to	19.61%
2022	0.65%	to	0.75%	5,776	744.56	to	332.75	2,470,426	1.06%	-24.97%	to	-25.05%
2021	0.65%	to	0.75%	6,075	992.40	to	443.95	3,456,055	0.53%	18.92%	to	18.80%
2020	0.65%	to	0.75%	6,560	834.48	to	373.68	3,176,737	0.43%	14.87%	to	14.75%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2024	0.75%			892	386.24			344,362	1.57%	4.17%
2023	0.75%			892	370.79			330,779	0.95%	19.51%
2022	0.75%			973	310.26			301,879	0.99%	-25.15%
2021	0.75%			1,056	414.49			437,696	0.45%	18.68%
2020	0.75%			1,061	349.25			370,550	0.37%	14.63%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2024	0.65%	to	0.75%	725	1,449.73	to	709.33	548,250	1.26%	8.56%	to	8.45%
2023	0.65%	to	0.75%	420	1,335.41	to	654.05	306,042	1.10%	19.99%	to	19.87%
2022	0.65%	to	0.75%	460	1,112.91	to	545.62	276,534	1.09%	-7.79%	to	-7.89%
2021	0.65%	to	0.75%	437	1,206.99	to	592.33	265,019	1.45%	32.61%	to	32.48%
2020	0.65%	to	0.75%	461	910.15	to	447.10	210,762	1.21%	7.48%	to	7.37%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2024	0.75%			2,134	128.64			274,564	3.67%	6.86%
2023	0.75%			3,264	120.38			392,868	1.16%	11.78%
2022	0.75%			1,288	107.69			138,705	2.01%	-22.57%
2021	0.75%			1,171	139.07			162,855	0.36%	-6.44%
2020	0.75%			5,345	148.65			794,550	1.21%	16.31%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2023	0.75%			3	190.01			644	1.45%	13.76%
2022	0.75%			4	167.03			668	1.61%	-16.63%
2021	0.75%			4	200.34			801	1.71%	10.85%
2020	0.75%			3	180.73			542	1.46%	10.91%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2024	0.75%			2,869	75.81			217,506	0.00%	-12.04%
2023	0.75%			4,943	86.19			426,043	0.00%	2.12%
2022	0.75%			4,327	84.40			365,208	0.00%	-5.66%
2021	0.75%			4,931	89.47			441,154	0.00%	-5.70%
2020	0.75%			5,430	94.88			515,177	9.08%	-5.99%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)
2020	0.65%	to	0.75%	2,307	991.92	to	487.28	1,236,685	1.47%	15.47%	to	15.36%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)
2024	0.65%	to	0.75%	1,058	1,428.22	to	698.80	788,847	1.12%	11.28%	to	11.17%
2023	0.65%	to	0.75%	1,238	1,283.42	to	628.58	825,573	0.73%	12.29%	to	12.18%
2022	0.65%	to	0.75%	1,343	1,142.94	to	560.34	803,203	1.24%	-10.40%	to	-10.49%
2021	0.65%	to	0.75%	1,529	1,275.59	to	626.00	1,016,894	1.14%	24.86%	to	24.73%
2020	0.65%	to	0.75%	1,764	1,021.66	to	501.88	942,493	1.69%	4.72%	to	4.62%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)
2024	0.65%	to	0.75%	75	575.92	to	281.79	42,275	2.70%	-1.44%	to	-1.54%
2023	0.65%	to	0.75%	113	584.34	to	286.20	65,279	3.38%	20.31%	to	20.19%
2022	0.65%	to	0.75%	121	485.70	to	238.12	58,274	3.35%	-7.99%	to	-8.08%
2021	0.65%	to	0.75%	132	527.84	to	259.04	69,138	2.02%	3.76%	to	3.66%
2020	0.65%	to	0.75%	141	508.72	to	249.91	71,462	3.58%	-1.56%	to	-1.66%
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
2024	0.75%			341	506.64			172,775	0.00%	33.88%
2023	0.75%			344	378.44			130,177	0.00%	39.88%
2022	0.65%	to	0.75%	337	546.91	to	270.55	91,177	0.00%	-31.56%	to	-31.63%
2021	0.65%	to	0.75%	336	799.10	to	395.70	132,561	0.00%	11.20%	to	11.09%
2020	0.65%	to	0.75%	484	718.61	to	356.20	173,126	0.06%	41.43%	to	41.29%
Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)
2024	0.65%			36	304.42			10,953	1.03%	29.56%
2023	0.65%			36	234.96			8,409	0.66%	14.85%
2022	0.65%			35	204.57			7,160	0.78%	-3.24%
2021	0.65%			35	211.43			7,455	0.20%	5.71%			****
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2024	0.65%	to	0.75%	696	332.40	to	165.42	123,570	0.00%	23.42%	to	23.30%
2023	0.65%	to	0.75%	718	269.32	to	134.17	103,245	0.00%	12.42%	to	12.31%
2022	0.65%	to	0.75%	740	239.56	to	119.46	97,288	0.00%	-31.43%	to	-31.50%
2021	0.65%	to	0.75%	878	349.36	to	174.39	193,007	0.00%	18.33%	to	18.21%
2020	0.65%	to	0.75%	780	295.25	to	147.53	126,297	0.00%	47.62%	to	47.53%	****
Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)
2020	0.65%	to	0.75%	839	749.44	to	367.79	353,609	1.48%	13.20%	to	13.09%
Invesco - Invesco V.I. Global Fund: Series I (OVGS)
2024	0.65%	to	0.75%	2,431	1,181.68	to	577.59	1,488,825	0.00%	15.31%	to	15.19%
2023	0.65%	to	0.75%	2,747	1,024.78	to	501.40	1,461,626	0.23%	33.86%	to	33.73%
2022	0.65%	to	0.75%	3,146	765.53	to	374.93	1,250,626	0.00%	-32.21%	to	-32.27%
2021	0.65%	to	0.75%	3,524	1,129.21	to	553.61	2,048,762	0.00%	14.74%	to	14.63%
2020	0.65%	to	0.75%	3,967	984.14	to	482.96	2,071,766	0.70%	26.81%	to	26.68%
Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)
2024	0.65%	to	0.75%	205	224.91	to	111.09	24,114	2.88%	2.49%	to	2.39%
2023	0.65%	to	0.75%	403	219.45	to	108.50	45,297	0.00%	8.18%	to	8.07%
2022	0.65%	to	0.75%	409	202.85	to	100.40	41,986	0.00%	-12.03%	to	-12.12%
2021	0.65%	to	0.75%	417	230.60	to	114.25	48,921	4.79%	-4.04%	to	-4.13%
2020	0.65%	to	0.75%	379	240.31	to	119.17	46,379	6.08%	2.73%	to	2.63%
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)
2024	0.65%	to	0.75%	316	1,631.37	to	798.20	262,078	0.00%	11.95%	to	11.84%
2023	0.65%	to	0.75%	289	1,457.22	to	713.71	220,977	1.15%	17.37%	to	17.25%
2022	0.65%	to	0.75%	326	1,241.61	to	608.71	216,162	0.54%	-16.38%	to	-16.46%
2021	0.65%	to	0.75%	332	1,484.79	to	728.67	265,358	0.35%	21.76%	to	21.64%
2020	0.65%	to	0.75%	397	1,219.45	to	599.05	263,900	0.62%	19.15%	to	19.03%
Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class (WRASP)
2024	0.75%			621	253.24			157,343	1.92%	11.59%
2023	0.75%			604	226.93			137,074	1.87%	13.09%
2022	0.75%			835	200.67			167,556	1.51%	-15.38%
2021	0.75%			910	237.13			215,785	1.51%	9.62%
2020	0.75%			1,066	216.32			230,601	2.08%	13.03%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2024	0.65%	to	0.75%	672	1,034.71	to	506.27	530,931	1.77%	14.40%	to	14.28%
2023	0.65%	to	0.75%	815	904.50	to	443.00	537,198	1.72%	14.39%	to	14.28%
2022	0.65%	to	0.75%	732	790.71	to	387.66	445,390	0.96%	-17.16%	to	-17.24%
2021	0.65%	to	0.75%	780	954.47	to	468.41	564,174	0.68%	16.15%	to	16.04%
2020	0.65%	to	0.75%	716	821.74	to	403.68	397,311	1.40%	13.29%	to	13.18%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2024	0.65%	to	0.75%	666	2,143.72	to	1,047.83	730,410	0.01%	27.30%	to	27.18%
2023	0.65%	to	0.75%	765	1,683.94	to	823.93	666,264	0.12%	38.75%	to	38.61%
2022	0.65%	to	0.75%	874	1,213.65	to	594.41	551,069	0.05%	-34.16%	to	-34.22%
2021	0.65%	to	0.75%	877	1,843.25	to	903.67	835,777	0.00%	21.81%	to	21.68%
2020	0.65%	to	0.75%	1,255	1,513.26	to	742.63	969,764	0.16%	38.13%	to	38.00%
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2024	0.65%	to	0.75%	793	2,683.63	to	1,311.74	1,213,036	0.00%	30.90%	to	30.77%
2023	0.65%	to	0.75%	605	2,050.17	to	1,003.11	744,660	0.00%	53.28%	to	53.13%
2022	0.65%	to	0.75%	436	1,337.53	to	655.09	394,127	0.00%	-37.53%	to	-37.59%
2021	0.65%	to	0.75%	779	2,141.10	to	1,049.70	990,158	0.10%	16.98%	to	16.87%
2020	0.65%	to	0.75%	1,039	1,830.27	to	898.21	1,165,323	0.00%	49.75%	to	49.60%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2024	0.65%	to	0.75%	1,079	734.14	to	358.84	460,384	1.15%	4.89%	to	4.78%
2023	0.65%	to	0.75%	2,064	699.92	to	342.46	789,839	1.51%	9.87%	to	9.76%
2022	0.65%	to	0.75%	2,186	637.04	to	312.00	744,123	1.63%	-9.43%	to	-9.52%
2021	0.65%	to	0.75%	2,632	703.34	to	344.82	979,263	0.99%	12.55%	to	12.44%
2020	0.65%	to	0.75%	3,034	624.89	to	306.66	995,032	1.20%	15.27%	to	15.16%
Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)
2024	0.65%	to	0.75%	2,217	106.04	to	212.22	270,215	0.95%	6.04%	to	6.11%	****
Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)
2024	0.65%			1,037	199.57			206,982	0.57%	-0.22%			****
Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)
2024	0.65%	to	0.75%	1,271	102.77	to	205.68	144,834	3.30%	2.77%	to	2.84%	****
Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)
2024	0.75%			3,259	106.29			346,401	1.90%	6.29%			****
Lincoln Variable Insurance Products Trust - LVIP American Century Ultra(R) Fund: Standard Class II (LACU2)
2024	0.65%			904	237.79			214,975	0.00%	18.89%			****
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2024	0.65%	to	0.75%	183	639.10	to	316.45	58,219	0.36%	15.51%	to	15.39%
2023	0.65%	to	0.75%	453	553.30	to	274.24	125,299	0.30%	23.21%	to	23.08%
2022	0.65%	to	0.75%	467	449.08	to	222.81	106,765	0.11%	-19.78%	to	-19.86%
2021	0.65%	to	0.75%	458	559.82	to	278.02	131,839	0.24%	25.16%	to	25.03%
2020	0.65%	to	0.75%	516	447.29	to	222.36	130,486	0.46%	21.73%	to	21.61%
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
2024	0.65%	to	0.75%	2,819	1,264.84	to	618.86	1,770,399	1.64%	10.89%	to	10.77%
2023	0.65%	to	0.75%	3,235	1,140.67	to	558.67	1,842,150	1.65%	7.23%	to	7.13%
2022	0.65%	to	0.75%	4,707	1,063.72	to	521.50	2,490,496	1.46%	-6.52%	to	-6.61%
2021	0.65%	to	0.75%	4,557	1,137.86	to	558.41	2,584,074	1.29%	24.64%	to	24.52%
2020	0.65%	to	0.75%	5,943	912.92	to	448.46	2,732,108	1.53%	2.80%	to	2.70%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2024	0.65%	to	0.75%	8	555.37	to	271.73	2,938	15.84%	10.50%	to	10.39%
2023	0.65%	to	0.75%	99	502.57	to	246.15	25,125	8.60%	11.12%	to	11.00%
2022	0.65%	to	0.75%	100	452.30	to	221.74	22,866	7.55%	-19.26%	to	-19.34%
2021	0.65%	to	0.75%	100	560.21	to	274.92	28,349	5.11%	-2.66%	to	-2.76%
2020	0.65%	to	0.75%	100	575.51	to	282.72	29,150	4.51%	4.86%	to	4.76%
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class IV (EIF4)
2024	0.65%	to	0.75%	3,268	971.63	to	473.03	1,671,347	1.74%	9.08%	to	8.97%
2023	0.65%	to	0.75%	3,442	890.76	to	434.10	1,612,010	1.86%	11.31%	to	11.20%
2022	0.65%	to	0.75%	3,530	800.23	to	390.37	1,486,617	1.45%	-4.61%	to	-4.70%
2021	0.65%	to	0.75%	3,899	838.90	to	409.64	1,722,531	1.29%	19.50%	to	19.38%
2020	0.65%	to	0.75%	4,105	702.01	to	343.14	1,523,777	1.71%	2.96%	to	2.86%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2024	0.75%			330	139.58			46,039	3.42%	0.27%
2023	0.75%			317	139.21			44,098	2.77%	3.92%
2022	0.75%			308	133.96			41,259	2.47%	-13.20%
2021	0.75%			223	154.34			34,417	1.71%	-2.81%
2020	0.75%			203	158.80			32,237	2.17%	5.29%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV (GBF4)
2024	0.65%	to	0.75%	1,156	483.85	to	284.32	443,950	3.91%	0.37%	to	0.27%
2023	0.65%	to	0.75%	1,186	482.06	to	283.55	452,448	2.48%	4.03%	to	3.92%
2022	0.65%	to	0.75%	1,546	463.39	to	272.84	533,370	2.17%	-13.13%	to	-13.22%
2021	0.65%	to	0.75%	2,652	533.43	to	314.40	966,077	2.28%	-2.71%	to	-2.81%
2020	0.65%	to	0.75%	1,664	548.30	to	323.48	708,458	1.56%	5.40%	to	5.30%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2024	0.65%	to	0.75%	452	705.07	to	344.98	172,239	1.34%	5.59%	to	5.48%
2023	0.65%	to	0.75%	498	667.74	to	327.04	184,336	1.69%	3.49%	to	3.39%
2022	0.65%	to	0.75%	558	645.22	to	316.33	199,848	0.90%	-25.23%	to	-25.31%
2021	0.65%	to	0.75%	572	862.97	to	423.51	272,552	0.93%	-7.88%	to	-7.97%
2020	0.65%	to	0.75%	607	936.76	to	460.18	311,258	1.85%	12.56%	to	12.45%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2024	0.75%			810	161.88			131,088	2.43%	10.47%
2023	0.75%			3,004	146.54			440,181	1.72%	20.80%
2022	0.75%			6,484	121.31			786,596	9.19%	-14.76%
2021	0.75%			891	142.33			126,812	0.95%	11.82%
2020	0.75%			4,118	127.28			524,153	1.65%	7.14%
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)
2024	0.75%			408	306.01			124,953	0.00%	15.12%
2023	0.75%			449	265.81			119,470	0.00%	12.99%
2022	0.75%			576	235.25			135,502	0.00%	-14.39%
2021	0.75%			693	274.78			190,423	1.14%	13.85%
2020	0.75%			788	241.35			190,182	1.49%	11.16%
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)
2024	0.75%			50	130.24			6,543	0.00%	0.07%
2023	0.75%			69	130.15			9,000	0.00%	3.72%
2022	0.75%			72	125.48			9,034	0.00%	-13.45%
2021	0.75%			78	144.99			11,309	1.88%	-1.46%
2020	0.75%			96	147.13			14,124	1.79%	8.39%
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)
2024	0.75%			412	403.15			166,225	0.00%	12.38%
2023	0.75%			408	358.75			146,490	0.00%	21.23%
2022	0.75%			428	295.92			126,652	0.00%	-25.61%
2021	0.75%			434	397.81			172,649	0.00%	15.14%
2020	0.75%			442	345.51			152,715	0.64%	28.96%
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)
2024	0.75%			314	397.47			124,735	0.00%	22.83%
2023	0.75%			200	323.61			64,750	0.00%	24.75%
2022	0.75%			204	259.41			52,920	0.00%	-17.44%
2021	0.75%			498	314.20			156,472	1.49%	22.72%
2020	0.75%			217	256.03			55,558	1.61%	12.23%
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)
2024	0.75%			278	645.37			179,620	0.00%	30.16%
2023	0.75%			482	495.81			238,891	0.00%	36.93%
2022	0.75%			769	362.10			278,457	0.00%	-30.74%
2021	0.75%			1,084	522.79			566,709	0.00%	20.63%
2020	0.75%			1,287	433.40			557,786	0.65%	50.36%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2024	0.65%	to	0.75%	4,222	832.20	to	405.11	1,814,973	0.00%	10.48%	to	10.37%
2023	0.65%	to	0.75%	4,440	753.22	to	367.03	1,731,052	0.00%	17.17%	to	17.05%
2022	0.65%	to	0.75%	5,056	642.87	to	313.57	1,676,616	0.00%	-18.81%	to	-18.89%
2021	0.65%	to	0.75%	5,277	791.80	to	386.60	2,157,177	0.16%	12.89%	to	12.78%
2020	0.65%	to	0.75%	5,516	701.38	to	342.80	2,011,708	0.22%	11.60%	to	11.49%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2024	0.65%	to	0.75%	191	494.25	to	243.33	48,061	0.00%	5.40%	to	5.29%
2023	0.65%	to	0.75%	195	468.95	to	231.10	46,243	0.00%	10.53%	to	10.42%
2022	0.65%	to	0.75%	211	424.29	to	209.30	45,022	0.00%	-14.94%	to	-15.03%
2021	0.65%	to	0.75%	239	498.83	to	246.32	64,931	0.19%	6.02%	to	5.91%
2020	0.65%	to	0.75%	279	470.52	to	232.57	75,363	0.13%	7.85%	to	7.74%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV (GVEX4)
2024	0.65%	to	0.75%	12,285	3,304.04	to	1,722.76	26,479,267	0.96%	23.82%	to	23.69%
2023	0.65%	to	0.75%	13,023	2,668.49	to	1,392.78	22,758,692	1.28%	25.18%	to	25.05%
2022	0.65%	to	0.75%	14,041	2,131.78	to	1,113.76	19,520,156	1.18%	-18.84%	to	-18.93%
2021	0.65%	to	0.75%	14,635	2,626.80	to	1,373.76	25,196,036	2.10%	27.53%	to	27.41%
2020	0.65%	to	0.75%	15,654	2,059.71	to	1,078.26	21,226,841	1.87%	17.36%	to	17.24%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2024	0.65%	to	0.75%	881	955.73	to	463.77	409,411	0.00%	11.90%	to	11.79%
2023	0.65%	to	0.75%	1,022	854.08	to	414.87	424,690	0.00%	18.61%	to	18.49%
2022	0.65%	to	0.75%	1,038	720.08	to	350.12	363,446	0.00%	-19.41%	to	-19.49%
2021	0.65%	to	0.75%	1,204	893.53	to	434.89	524,071	0.13%	14.75%	to	14.64%
2020	0.65%	to	0.75%	1,170	778.64	to	379.35	444,245	0.23%	12.09%	to	11.97%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2024	0.75%			686	180.87			124,085	0.00%	3.04%
2023	0.65%	to	0.75%	776	355.05	to	175.53	136,248	0.00%	7.33%	to	7.22%
2022	0.65%	to	0.75%	832	330.80	to	163.70	136,037	0.00%	-12.76%	to	-12.85%
2021	0.65%	to	0.75%	849	379.19	to	187.84	159,284	0.22%	2.08%	to	1.98%
2020	0.65%	to	0.75%	875	371.44	to	184.18	161,347	0.10%	6.02%	to	5.92%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2024	0.65%	to	0.75%	4,671	647.47	to	317.18	1,988,814	0.00%	8.31%	to	8.20%
2023	0.65%	to	0.75%	4,775	597.81	to	293.15	1,876,683	0.00%	13.98%	to	13.87%
2022	0.65%	to	0.75%	5,261	524.48	to	257.45	1,787,567	0.00%	-17.09%	to	-17.18%
2021	0.65%	to	0.75%	5,741	632.62	to	310.83	2,365,639	0.18%	9.60%	to	9.49%
2020	0.65%	to	0.75%	6,432	577.21	to	283.89	2,393,567	0.14%	9.63%	to	9.52%
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
2024	0.65%	to	0.75%	619	600.56	to	293.85	184,862	5.60%	5.59%	to	5.48%
2023	0.65%	to	0.75%	638	568.80	to	278.58	182,017	6.22%	12.40%	to	12.28%
2022	0.65%	to	0.75%	618	506.07	to	248.11	154,361	5.58%	-12.50%	to	-12.59%
2021	0.65%	to	0.75%	616	578.37	to	283.84	176,906	4.72%	4.28%	to	4.18%
2020	0.65%	to	0.75%	634	554.61	to	272.45	174,426	5.43%	5.33%	to	5.22%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2024	0.65%	to	0.75%	552	1,557.12	to	761.87	437,827	0.96%	12.76%	to	12.64%
2023	0.65%	to	0.75%	696	1,380.98	to	676.37	499,823	1.30%	15.31%	to	15.19%
2022	0.65%	to	0.75%	673	1,197.65	to	587.17	405,564	1.06%	-13.96%	to	-14.04%
2021	0.65%	to	0.75%	920	1,391.94	to	683.10	642,627	1.21%	23.45%	to	23.33%
2020	0.65%	to	0.75%	1,065	1,127.49	to	553.87	605,936	0.92%	12.38%	to	12.27%
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
2024	0.65%	to	0.75%	1,308	468.62	to	229.29	348,994	5.63%	9.62%	to	9.51%
2023	0.65%	to	0.75%	1,523	427.48	to	209.37	408,614	5.50%	8.00%	to	7.89%
2022	0.65%	to	0.75%	1,652	395.83	to	194.06	402,303	3.54%	-2.93%	to	-3.02%
2021	0.65%	to	0.75%	1,917	407.77	to	200.11	473,529	5.49%	4.56%	to	4.45%
2020	0.65%	to	0.75%	1,883	390.00	to	191.58	444,682	3.69%	3.39%	to	3.28%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2024	0.65%	to	0.75%	1,060	1,083.30	to	533.23	592,542	1.70%	14.56%	to	14.45%
2023	0.65%	to	0.75%	1,144	945.58	to	465.91	557,873	1.76%	8.14%	to	8.03%
2022	0.65%	to	0.75%	1,218	874.41	to	431.27	548,776	1.21%	-1.77%	to	-1.87%
2021	0.65%	to	0.75%	1,259	890.16	to	439.48	580,340	1.28%	33.66%	to	33.53%
2020	0.65%	to	0.75%	1,297	665.99	to	329.13	448,780	1.44%	0.84%	to	0.73%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2024	0.65%	to	0.75%	1,492	386.98	to	192.66	298,585	2.06%	14.74%	to	14.62%
2023	0.65%	to	0.75%	1,795	337.28	to	168.08	311,543	1.61%	8.29%	to	8.18%
2022	0.65%	to	0.75%	2,822	311.45	to	155.37	452,029	1.23%	-1.66%	to	-1.76%
2021	0.65%	to	0.75%	3,859	316.71	to	158.15	625,675	1.58%	33.84%	to	33.70%
2020	0.65%	to	0.75%	3,309	236.64	to	118.28	404,181	1.45%	18.32%	to	18.28%	****
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2024	0.75%			381	138.06			52,596	3.21%	0.61%
2023	0.75%			401	137.22			55,088	2.32%	4.40%
2022	0.75%			499	131.43			65,584	2.28%	-15.33%
2021	0.75%			523	155.22			81,182	1.93%	-1.77%
2020	0.75%			537	158.02			84,856	2.62%	6.21%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)
2024	0.75%			214	245.45			52,476	0.00%	11.73%
2023	0.75%			658	219.67			144,597	0.00%	15.59%
2022	0.75%			766	190.05			145,576	0.00%	-15.59%
2021	0.75%			902	225.14			203,077	0.28%	14.89%
2020	0.75%			1,168	195.97			228,891	0.93%	10.84%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)
2024	0.75%			522	157.14			81,958	0.00%	4.39%
2023	0.75%			549	150.53			82,683	0.00%	8.10%
2022	0.75%			528	139.25			73,524	0.00%	-12.63%
2021	0.75%			531	159.37			84,628	0.22%	3.71%
2020	0.75%			534	153.68			82,065	0.25%	6.89%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)
2024	0.75%			806	227.72			183,440	0.00%	10.34%
2023	0.75%			798	206.37			164,620	0.00%	14.10%
2022	0.75%			786	180.87			142,166	0.00%	-14.72%
2021	0.75%			778	212.10			165,011	0.27%	12.79%
2020	0.75%			764	188.05			143,670	0.86%	9.94%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)
2024	0.75%			67	279.92			18,872	0.00%	14.58%
2023	0.75%			66	244.31			16,156	0.00%	18.85%
2022	0.75%			65	205.57			13,362	0.00%	-15.87%
2021	0.75%			63	244.34			15,393	0.19%	19.29%
2020	0.75%			61	204.83			12,494	1.16%	11.90%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)
2024	0.75%			820	206.90			169,697	0.00%	8.52%
2023	0.75%			832	190.65			158,533	0.00%	12.55%
2022	0.75%			883	169.39			149,570	0.00%	-14.25%
2021	0.75%			909	197.53			179,555	0.26%	10.29%
2020	0.75%			915	179.10			163,875	0.70%	8.89%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2022	0.75%			3	196.79			590	0.00%	-15.62%
2021	0.75%			3	233.23			700	0.19%	7.43%
2020	0.75%			3	217.09			651	0.13%	8.59%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2024	0.75%			141	150.79			21,292	2.38%	10.18%
2023	0.75%			214	136.87			29,303	2.60%	20.56%
2022	0.75%			223	113.53			25,316	3.53%	-15.02%
2021	0.75%			231	133.58			30,858	2.31%	11.56%
2020	0.75%			238	119.74			28,499	0.97%	6.88%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)
2024	0.75%			495	156.97			77,744	4.26%	1.25%
2023	0.75%			501	155.03			77,716	6.18%	6.60%
2022	0.75%			1,664	145.44			242,014	11.44%	-14.11%
2021	0.75%			243	169.33			41,146	1.92%	-1.47%
2020	0.75%			270	171.84			46,398	2.78%	8.49%
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)
2024	0.75%			3,636	130.38			474,117	0.33%	-2.09%
2023	0.75%			3,746	133.16			498,861	1.91%	14.81%
2022	0.75%			4,572	115.99			530,287	0.00%	-38.39%
2021	0.75%			4,634	188.26			872,388	0.31%	-1.82%
2020	0.75%			6,839	191.75			1,311,375	0.99%	49.91%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2024	0.65%	to	0.75%	4,876	288.33	to	143.56	936,504	5.98%	3.76%	to	3.65%
2023	0.65%	to	0.75%	5,115	277.88	to	138.50	957,814	2.64%	14.92%	to	14.81%
2022	0.65%	to	0.75%	6,011	241.80	to	120.63	972,167	3.50%	-6.47%	to	-6.57%
2021	0.65%	to	0.75%	7,171	258.53	to	129.11	1,273,851	3.37%	9.86%	to	9.75%
2020	0.65%	to	0.75%	7,007	235.32	to	117.64	1,129,310	0.00%	17.66%	to	17.64%	****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2024	0.65%	to	0.75%	2,144	1,600.42	to	672.36	1,589,442	0.82%	25.24%	to	25.12%
2023	0.65%	to	0.75%	2,136	1,277.87	to	537.39	1,269,750	5.26%	34.48%	to	34.35%
2022	0.65%	to	0.75%	2,285	950.21	to	400.00	1,008,636	5.09%	-13.05%	to	-13.14%
2021	0.65%	to	0.75%	2,651	1,092.89	to	460.52	1,329,604	0.00%	39.54%	to	39.40%
2020	0.65%	to	0.75%	3,338	783.22	to	330.36	1,181,210	0.00%	29.25%	to	29.12%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
2024	0.65%	to	0.75%	7,011	1,073.14	to	337.13	3,163,241	0.00%	17.73%	to	17.61%
2023	0.65%	to	0.75%	7,532	911.53	to	286.65	2,875,723	0.00%	19.80%	to	19.68%
2022	0.65%	to	0.75%	8,148	760.89	to	239.51	2,597,250	0.00%	-38.01%	to	-38.08%
2021	0.65%	to	0.75%	8,417	1,227.50	to	386.78	4,310,638	0.12%	-5.32%	to	-5.42%
2020	0.65%	to	0.75%	9,292	1,296.49	to	408.93	5,066,319	0.00%	59.86%	to	59.70%
Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II (NVMMV2)
2024	0.75%			1,732	330.26			572,101	1.02%	7.67%
2023	0.75%			1,718	306.74			527,075	1.53%	7.82%
2022	0.75%			1,750	284.48			497,843	1.38%	-3.39%
2021	0.75%			1,889	294.46			556,240	0.76%	23.09%
2020	0.75%			1,936	239.22			463,138	2.12%	-1.88%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)
2024	0.75%			595	391.83			233,083	0.44%	20.57%
2023	0.75%			617	324.99			200,481	0.48%	22.47%
2022	0.75%			708	265.35			187,869	0.39%	-17.68%
2021	0.75%			735	322.34			236,922	0.31%	25.62%
2020	0.75%			785	256.59			201,424	0.44%	12.70%
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I (NVNSR1)
2021	0.65%			166	333.02			55,277	0.31%	25.99%			****
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II (NVNSR2)
2024	0.75%			68	325.41			22,235	0.05%	7.66%
2023	0.75%			384	302.26			116,181	0.30%	19.78%
2022	0.75%			425	252.35			107,247	0.39%	-23.53%
2021	0.75%			510	329.97			168,287	0.27%	25.81%
2020	0.75%			760	262.28			199,335	0.74%	12.49%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2024	0.65%	to	0.75%	21,785	1,531.26	to	753.73	19,916,440	1.20%	22.00%	to	21.88%
2023	0.65%	to	0.75%	23,950	1,255.14	to	618.44	18,091,502	1.43%	23.08%	to	22.96%
2022	0.65%	to	0.75%	25,588	1,019.77	to	502.97	15,792,465	0.87%	-22.61%	to	-22.68%
2021	0.65%	to	0.75%	27,600	1,317.65	to	650.53	21,970,104	0.54%	29.40%	to	29.27%
2020	0.65%	to	0.75%	26,543	1,018.29	to	503.24	16,816,624	1.32%	18.13%	to	18.01%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2024	0.75%			4,838	234.26			1,133,304	2.29%	9.89%
2023	0.75%			5,677	213.17			1,210,171	2.24%	12.04%
2022	0.75%			6,719	190.27			1,278,449	1.47%	-29.05%
2021	0.75%			7,413	268.19			1,988,061	1.01%	45.65%
2020	0.75%			9,952	184.13			1,832,447	1.47%	-6.09%
Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)
2024	0.75%			514	118.39			60,824	1.98%	4.27%
2023	0.65%	to	0.75%	2,752	199.04	to	113.54	312,466	4.33%	5.00%	to	4.90%
2022	0.65%	to	0.75%	545	189.55	to	108.24	59,154	2.12%	-6.28%	to	-6.37%
2021	0.75%			561	115.61			64,855	1.04%	-1.33%
2020	0.75%			585	117.17			68,543	1.63%	2.06%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2024	0.65%	to	0.75%	13	336.50	to	211.71	2,841	5.83%	3.57%	to	3.47%
2023	0.65%	to	0.75%	15	324.89	to	204.61	3,312	2.40%	14.81%	to	14.70%
2022	0.65%	to	0.75%	18	282.97	to	178.39	3,420	3.55%	-6.60%	to	-6.69%
2021	0.65%	to	0.75%	21	302.97	to	191.19	4,239	2.28%	9.68%	to	9.57%
2020	0.65%	to	0.75%	31	276.22	to	174.48	5,816	1.36%	4.50%	to	4.39%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV (SAM4)
2024	0.65%	to	0.75%	15,980	320.62	to	173.15	3,500,657	4.79%	4.20%	to	4.09%
2023	0.65%	to	0.75%	19,476	307.70	to	166.34	3,955,693	4.68%	4.07%	to	3.96%
2022	0.65%	to	0.75%	12,830	295.67	to	160.00	2,681,271	1.37%	0.64%	to	0.54%
2021	0.65%	to	0.75%	14,296	293.80	to	159.14	2,959,960	0.00%	-0.65%	to	-0.75%
2020	0.65%	to	0.75%	8,854	295.72	to	160.35	1,736,611	0.26%	-0.41%	to	-0.51%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV (SCF4)
2024	0.65%	to	0.75%	4,383	1,212.57	to	590.33	2,723,705	0.15%	12.38%	to	12.27%
2023	0.65%	to	0.75%	3,878	1,078.99	to	525.82	2,167,941	0.50%	13.22%	to	13.11%
2022	0.65%	to	0.75%	4,852	952.98	to	464.88	2,373,246	0.48%	-19.28%	to	-19.36%
2021	0.65%	to	0.75%	4,613	1,180.61	to	576.50	2,826,731	0.00%	29.92%	to	29.79%
2020	0.65%	to	0.75%	5,834	908.73	to	444.18	2,730,703	0.02%	21.92%	to	21.80%
Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I (SCGF)
2024	0.65%	to	0.75%	298	1,145.19	to	560.32	184,122	0.00%	20.42%	to	20.30%
2023	0.65%	to	0.75%	411	950.99	to	465.77	205,934	0.00%	16.71%	to	16.59%
2022	0.65%	to	0.75%	390	814.85	to	399.49	171,171	0.00%	-30.82%	to	-30.89%
2021	0.65%	to	0.75%	455	1,177.81	to	578.01	284,589	0.00%	9.59%	to	9.48%
2020	0.65%	to	0.75%	492	1,074.72	to	527.95	283,261	0.00%	39.98%	to	39.84%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)
2024	0.65%	to	0.75%	2,375	1,051.46	to	511.90	1,390,396	0.73%	5.73%	to	5.63%
2023	0.65%	to	0.75%	2,520	994.46	to	484.63	1,399,402	0.42%	16.83%	to	16.71%
2022	0.65%	to	0.75%	2,631	851.21	to	415.23	1,274,714	0.33%	-13.50%	to	-13.59%
2021	0.65%	to	0.75%	2,859	984.11	to	480.54	1,590,911	0.00%	31.07%	to	30.94%
2020	0.65%	to	0.75%	3,043	750.81	to	366.99	1,290,985	0.07%	4.47%	to	4.37%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class IV (TRF4)
2024	0.65%	to	0.75%	767	1,861.14	to	1,142.67	1,161,826	1.06%	12.93%	to	12.82%
2023	0.65%	to	0.75%	834	1,648.00	to	1,012.82	1,130,424	1.33%	7.59%	to	7.48%
2022	0.65%	to	0.75%	877	1,531.77	to	942.33	1,109,947	1.16%	-9.04%	to	-9.13%
2021	0.65%	to	0.75%	946	1,683.99	to	1,037.01	1,318,736	0.79%	21.12%	to	20.99%
2020	0.65%	to	0.75%	1,031	1,390.40	to	857.07	1,195,430	1.11%	9.60%	to	9.49%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)
2024	0.65%			7	1,681.28			11,012	0.00%	23.21%
2023	0.65%			7	1,364.53			9,879	0.00%	17.38%
2022	0.65%			8	1,162.46			9,300	0.00%	-29.20%
2021	0.65%			8	1,641.78			13,134	0.00%	12.26%
2020	0.65%			9	1,462.48			13,162	0.00%	39.07%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)
2024	0.65%	to	0.75%	42	475.46	to	235.56	10,030	0.00%	22.95%	to	22.83%
2023	0.65%	to	0.75%	244	386.70	to	191.78	47,134	0.00%	17.20%	to	17.08%
2022	0.65%	to	0.75%	309	329.95	to	163.80	53,604	0.00%	-29.29%	to	-29.36%
2021	0.65%	to	0.75%	524	466.61	to	231.87	125,726	0.00%	11.99%	to	11.88%
2020	0.65%	to	0.75%	526	416.64	to	207.25	113,828	0.00%	38.80%	to	38.67%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2024	0.65%	to	0.75%	879	1,502.96	to	735.38	1,120,100	0.22%	25.02%	to	24.90%
2023	0.65%	to	0.75%	986	1,202.14	to	588.78	1,013,781	0.33%	26.08%	to	25.95%
2022	0.65%	to	0.75%	1,176	953.48	to	467.46	963,338	0.43%	-18.98%	to	-19.06%
2021	0.65%	to	0.75%	1,280	1,176.84	to	577.54	1,315,156	0.38%	22.68%	to	22.55%
2020	0.65%	to	0.75%	1,364	959.30	to	471.25	1,148,419	0.61%	18.79%	to	18.67%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)
2024	0.65%	to	0.75%	1,399	388.90	to	192.41	298,310	5.65%	5.40%	to	5.30%
2023	0.65%	to	0.75%	1,396	368.96	to	182.73	285,256	4.45%	5.22%	to	5.11%
2022	0.65%	to	0.75%	1,541	350.67	to	173.84	321,649	3.83%	-5.80%	to	-5.89%
2021	0.65%	to	0.75%	1,591	372.26	to	184.73	354,098	2.64%	0.09%	to	-0.01%
2020	0.65%	to	0.75%	1,554	371.93	to	184.75	340,449	2.30%	2.79%	to	2.68%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
2024	0.75%			6	106.50			668	3.26%	-4.13%
2023	0.75%			4	111.09			420	2.39%	5.42%
2020	0.75%			10	142.77			1,428	7.62%	9.94%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2024	0.75%			5,385	126.49			681,157	3.99%	3.71%
2023	0.75%			5,516	121.96			672,797	3.66%	4.19%
2022	0.75%			2,958	117.05			346,246	1.28%	-6.46%
2021	0.75%			11,646	125.13			1,457,318	0.53%	-1.67%
2020	0.75%			5,083	127.26			646,856	1.22%	2.22%
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
2024	0.65%	to	0.75%	667	463.88	to	230.17	160,653	1.43%	18.37%	to	18.25%
2023	0.65%	to	0.75%	735	391.90	to	194.65	152,960	1.86%	14.92%	to	14.80%
2022	0.65%	to	0.75%	717	341.03	to	169.55	124,483	1.47%	-3.76%	to	-3.85%
2021	0.65%	to	0.75%	732	354.34	to	176.35	133,534	1.19%	26.48%	to	26.35%
2020	0.65%	to	0.75%	731	280.16	to	139.57	106,102	1.67%	5.12%	to	5.01%
Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB (PVGOB)
2024	0.65%	to	0.75%	414	803.74	to	398.62	175,032	0.00%	32.54%	to	32.40%
2023	0.65%	to	0.75%	531	606.43	to	301.06	198,205	0.00%	43.54%	to	43.40%
2022	0.65%	to	0.75%	568	422.47	to	209.95	147,516	0.00%	-30.95%	to	-31.02%
2021	0.65%	to	0.75%	567	611.86	to	304.37	214,087	0.00%	21.86%	to	21.74%
2020	0.65%	to	0.75%	746	502.10	to	250.02	220,795	0.04%	37.81%	to	37.67%
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2024	0.65%			15	592.07			8,745	3.13%	2.30%
2023	0.65%	to	0.75%	142	578.75	to	283.46	44,917	0.04%	17.74%	to	17.62%
2022	0.65%	to	0.75%	142	491.54	to	240.99	38,720	1.54%	-15.32%	to	-15.40%
2021	0.65%	to	0.75%	143	580.47	to	284.87	46,056	1.15%	8.12%	to	8.01%
2020	0.65%	to	0.75%	143	536.90	to	263.75	43,169	1.66%	11.37%	to	11.26%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2024	0.75%			385	598.59			230,331	0.00%	0.66%
2023	0.75%			397	594.69			235,882	0.00%	1.92%
2022	0.75%			564	583.49			329,086	0.00%	-13.34%
2021	0.75%			924	673.29			622,121	0.00%	11.99%
2020	0.75%			956	601.23			574,772	0.00%	28.30%

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)
2024	0.65%	to	0.75%	1,172	541.89	to	269.66	407,389	9.30%	2.10%	to	2.00%
2023	0.65%	to	0.75%	1,281	530.73	to	264.37	431,728	5.79%	10.68%	to	10.57%
2022	0.65%	to	0.75%	2,449	479.51	to	239.10	669,931	4.54%	-7.53%	to	-7.62%
2021	0.65%	to	0.75%	1,284	518.55	to	258.82	429,728	4.58%	-4.67%	to	-4.77%
2020	0.65%	to	0.75%	1,645	543.98	to	271.78	552,967	6.86%	8.22%	to	8.11%
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)
2024	0.65%	to	0.75%	2,477	698.86	to	339.55	1,039,453	1.61%	0.55%	to	0.45%
2023	0.65%	to	0.75%	2,606	695.05	to	338.04	1,117,308	3.54%	9.06%	to	8.95%
2022	0.65%	to	0.75%	2,774	637.29	to	310.26	1,099,713	0.27%	-24.86%	to	-24.94%
2021	0.65%	to	0.75%	2,991	848.18	to	413.34	1,624,626	0.92%	-12.44%	to	-12.53%
2020	0.65%	to	0.75%	2,928	968.68	to	472.54	1,826,639	2.02%	16.49%	to	16.37%
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)
2024	0.65%	to	0.75%	583	857.54	to	383.15	326,928	2.29%	-3.46%	to	-3.56%
2023	0.65%	to	0.75%	712	888.32	to	397.31	394,450	2.73%	-4.21%	to	-4.30%
2022	0.65%	to	0.75%	773	927.34	to	415.17	440,775	1.73%	7.69%	to	7.59%
2021	0.65%	to	0.75%	906	861.10	to	385.90	450,367	0.47%	18.15%	to	18.03%
2020	0.65%	to	0.75%	1,084	728.82	to	326.95	444,833	0.70%	18.34%	to	18.22%
Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)
2024	0.95%			881	622.64			548,784	2.97%	14.03%
2023	0.95%			993	546.05			542,159	2.67%	7.08%
2022	0.95%			1,040	509.95			530,346	2.62%	-1.60%
2021	0.95%			1,187	518.23			615,144	1.93%	24.14%
2020	0.95%			1,237	417.45			516,386	2.75%	2.27%
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2024	0.95%			333	157.84			52,609	3.09%	0.28%
2023	0.95%			543	157.40			85,463	2.54%	4.58%
2022	0.95%			711	150.50			107,008	2.09%	-14.03%
2021	0.95%			727	175.07			127,277	2.05%	-2.65%
2020	0.95%			679	179.83			122,104	2.26%	6.56%
Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)
2024	0.95%			806	289.59			233,270	5.61%	5.44%
2023	0.95%			781	274.65			214,542	4.98%	10.61%
2022	0.95%			796	248.30			197,646	5.09%	-10.22%
2021	0.95%			872	276.56			241,159	4.76%	2.70%
2020	0.95%			1,053	269.29			283,565	5.57%	4.67%
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2024	0.95%			1,296	764.14			990,621	1.39%	13.98%
2023	0.95%			1,390	670.41			932,115	1.43%	14.74%
2022	0.95%			1,474	584.29			861,247	1.10%	-19.59%
2021	0.95%			1,580	726.62			1,148,055	1.14%	23.18%
2020	0.95%			1,771	589.88			1,044,677	1.51%	16.96%

*

This represents the annual contract expense rate or range of rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(A Wholly Owned Subsidiary of Nationwide Life Insurance Company)

2024 Statutory Financial Statements and Supplemental Schedules

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2024

Independent Auditors’ Report

Audit Committee of the Board of Directors

Nationwide Life and Annuity Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life and Annuity Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2024 and 2023, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2024, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2024, in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2024.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Summary of Investments - Other Than Investments in Related Parties, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

April 8, 2025

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2024	2023
Admitted assets
Invested assets
Bonds	$39,396	$35,432
Stocks	48	49
Mortgage loans, net of allowance	9,874	9,037
Policy loans	412	301
Derivative assets	1,098	937
Cash, cash equivalents and short-term investments	2,339	1,628
Securities lending collateral assets	162	210
Other invested assets	1,404	1,338

Total invested assets	$54,733	$48,932
Accrued investment income	463	416
Deferred federal income tax assets, net	192	175
Corporate-owned life insurance	1,729	1,032
Other assets	365	316
Separate account assets	8,374	5,322

Total admitted assets	$65,856	$56,193

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$49,112	$43,559
Asset valuation reserve	778	662
Funds held under coinsurance	1,944	1,753
Current federal income taxes payable	47	214
Securities lending payable	161	210
Payable for securities	1,912	1,182
Other liabilities	253	198
Accrued transfers from separate accounts	(222)	(139)
Separate account liabilities	8,374	5,322

Total liabilities	$62,359	$52,961

Capital and surplus
Capital shares ($40 par value; authorized, issued and outstanding - 66,000 shares)	$3	$3
Special surplus funds	32	33
Additional paid-in capital	5,159	4,759
Unassigned deficit	(1,697)	(1,563)

Total capital and surplus	$3,497	$3,232

Total liabilities, capital and surplus	$65,856	$56,193

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Operations

	Year ended December 31,
(in millions)	2024	2023	2022
Revenues
Premiums and annuity considerations	$12,365	$9,571	$7,282
Net investment income	2,077	1,451	1,555
Reserve adjustment on reinsurance ceded	(138)	(150)	(158)
Other revenues	714	129	298

Total revenues	$15,018	$11,001	$8,977

Benefits and expenses
Benefits to policyholders and beneficiaries	$5,311	$2,992	$2,097
Increase in reserves for future policy benefits and claims	5,477	5,294	4,312
Net transfers to separate accounts	2,461	1,443	1,104
Commissions	1,181	1,002	825
Other expenses	644	553	498

Total benefits and expenses	$15,074	$11,284	$8,836

(Loss) income before federal income tax (benefit) expense and net realized capital losses on investments	$(56)	$(283)	$141
Federal income tax (benefit) expense	(9)	219	5

(Loss) income before net realized capital losses on investments	$(47)	$(502)	$136
Net realized capital losses on investments, net of federal income tax expense (benefit) of $1, $(3) and $8 in 2024, 2023 and 2022, respectively and excluding $(6), $(18) and $(12) of net realized capital losses transferred to the interest maintenance reserve in 2024, 2023 and 2022, respectively	(16)	(28)	(39)

Net (loss) income	$(63)	$(530)	$97

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Changes in Capital and Surplus

		Special	Additional		Capital
	Capital	surplus	paid-in	Unassigned	and
(in millions	shares	funds	capital	deficit	surplus
Balance as of December 31, 2021	$3	$—	$3,959	$(1,348)	$2,614
Cumulative effect of change in accounting principle (see Note 2)	—	—	—	13	13
Correction of errors (see Note 2)	—	—	—	6	6

Balance as of January 1, 2022	$3	$—	$3,959	$(1,329)	$2,633

Capital contributions from Nationwide Life Insurance Company	—	—	800	—	800
Net income	—	—	—	97	97
Change in asset valuation reserve	—	—	—	(139)	(139)
Change in deferred income taxes	—	—	—	1	1
Change in nonadmitted assets	—	—	—	(66)	(66)
Change in liability for reinsurance in unauthorized companies	—	—	—	(86)	(86)
Change in net unrealized capital gains and losses, net of tax expense of $9	—	—	—	38	38
Other, net	—	—	—	(35)	(35)

Balance as of December 31, 2022	$3	$—	$4,759	$(1,519)	$3,243

Net loss	—	—	—	(530)	(530)
Change in asset valuation reserve	—	—	—	(97)	(97)
Change in deferred income taxes	—	—	—	195	195
Change in nonadmitted assets, including admitted disallowed interest maintenance reserve	—	33	—	(196)	(163)
Change in liability for reinsurance in unauthorized companies	—	—	—	86	86
Change in net unrealized capital gains and losses, net of tax benefit of $9	—	—	—	(3)	(3)
Other, net[1]	—	—	—	501	501

Balance as of December 31, 2023	$3	$33	$4,759	$(1,563)	$3,232

Capital contributions from Nationwide Life Insurance Company	—	—	400	—	400
Net loss	—	—	—	(63)	(63)
Change in asset valuation reserve	—	—	—	(116)	(116)
Change in deferred income taxes	—	—	—	19	19
Change in nonadmitted assets	—	—	—	40	40
Change in net unrealized capital gains and losses, net of tax expense of $5	—	—	—	16	16
Other, net	—	(1)	—	(30)	(31)

Balance as of December 31, 2024	$3	$32	$5,159	$(1,697)	$3,497

1

Includes the net impact on surplus related to the October 1, 2023 recapture of the intercompany life insurance reinsurance agreements with Olentangy Reinsurance, LLC and the implementation of the October 1, 2023 intercompany reinsurance agreement with Eagle Captive Reinsurance, LLC as discussed in Note 10.

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Statutory Statements of Cash Flow

	Year ended December 31,
(in millions)	2024	2023	2022
Cash flows from operating activities:
Premiums collected, net of reinsurance	$11,521	$9,627	$7,291
Net investment income	2,032	1,385	1,526
Other revenue	902	1,579	299
Policy benefits and claims paid	(5,386)	(3,142)	(2,228)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,850)	(1,548)	(1,307)
Net transfers to separate accounts	(1,176)	(1,498)	(1,052)
Policyholders’ dividends paid	(1)	—	(1)
Federal income taxes paid	(158)	(30)	(81)

Net cash provided by operating activities	$5,884	$6,373	$4,447

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$3,135	$1,198	$1,461
Stocks	—	11	8
Mortgage loans	746	705	616
Other invested assets and other	1,029	546	64

Total Investment proceeds	$4,910	$2,460	$2,149
Cost of investments acquired:
Bonds	$(7,757)	$(5,195)	$(4,645)
Stocks	—	(1)	(7)
Mortgage loans	(1,570)	(1,455)	(1,596)
Derivative assets	(59)	(250)	(45)
Other invested assets and other	(265)	(383)	(1,431)

Total investments acquired	$(9,651)	$(7,284)	$(7,724)
Net increase in policy loans	(111)	(85)	(48)

Net cash used in investing activities	$(4,852)	$(4,909)	$(5,623)

Cash flows from financing activities and miscellaneous sources:
Capital contributions from Nationwide Life Insurance Company	$400	$—	$800
Net change in short-term debt	—	—	(80)
Net change in deposits on deposit-type contract funds and other insurance liabilities	—	(11)	158
Purchase of corporate-owned life insurance	(650)	(500)	(500)
Other cash used	(71)	(581)	(229)

Net cash (used in) provided by financing activities and miscellaneous sources	$(321)	$(1,092)	$149

Net increase (decrease) in cash, cash equivalents and short-term investments	$711	$372	$(1,027)
Cash, cash equivalents and short-term investments at beginning of year	1,628	1,256	2,283

Cash, cash equivalents and short-term investments at end of year	$2,339	$1,628	$1,256

Supplemental disclosure of non-cash activities:
Assets transferred in connection with pension risk transfer transactions	$1,369	$—	$—
Exchange of bond investments	$247	$373	$367

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life and Annuity Insurance Company (“NLAIC” or “the Company”) is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLAIC’s common stock are owned by Nationwide Life Insurance Company (“NLIC”), an Ohio domiciled stock life insurance company. All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a wholly-owned subsidiary of NMIC.

The Company is licensed in 49 states and the District of Columbia. The Company primarily offers individual annuity contracts including fixed annuity contracts, group annuity contracts including pension risk transfer (“PRT”) contracts, life insurance and corporate-owned life insurance (“COLI”) on a non-participating basis. The Company sells its products through a diverse distribution network. Unaffiliated entities that sell, recommend or direct the purchase of the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, independent marketing organizations and life insurance specialists. Affiliates that market products directly to a customer base include the agency distribution force of the Company’s ultimate majority parent company, NMIC. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

The Company’s wholly-owned, nonadmitted subsidiary, Olentangy Reinsurance, LLC (“Olentangy”), is a dormant Vermont domiciled special purpose financial insurance company.

The Company’s wholly-owned, nonadmitted subsidiary, Nationwide SBL, LLC (“NWSBL”), is an Ohio limited liability company and offers a securities-backed consumer lending product. A revolving line of credit allows clients to borrow against their taxable investment portfolio to address their financing needs.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2024 and 2023, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact to the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

The Company has elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Prior to October 1, 2023, Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies. Effective October 1, 2023, Olentangy terminated this permitted practice due to the Company’s recapture of the reinsurance agreements.

If the prescribed or permitted practices were not applied, the Company’s risk-based capital (“RBC”) would continue to be above regulatory action levels. A reconciliation of the Company’s net (loss) income between the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) and prescribed practice is shown below:

		State of		December 31,
(in millions)	SSAP #	Domicile	2024	2023	2022
Net (Loss) Income
Statutory Net (Loss) Income		OH	$(63)	$(530)	$97
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	OH	189	201	(17)
Reserves for indexed annuities	51	OH	(359)	(161)	707
Tax impact	101	OH	36	(8)	(145)

NAIC SAP			$(197)	$(498)	$642

A reconciliation of the Company’s capital and surplus between the NAIC SAP and prescribed practice is shown below:

		State of	As of December 31,
(in millions)	SSAP #	Domicile	2024	2023
Capital and Surplus
Statutory Capital and Surplus		OH	$3,497	$3,232
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	OH	898	364
Reserves for indexed annuities	51	OH	(610)	(251)
Tax impact	101	OH	(60)	(24)

NAIC SAP			$3,725	$3,321

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

•	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

•

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

•

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

•

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability or other asset, and the amortization of the IMR is reported as revenue;

•	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

•	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

•	costs related to successful policy acquisitions are charged to operations in the year incurred;

•	negative cash balances are reported as negative assets;

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

•	certain income and expense items are charged or credited directly to capital and surplus;

•	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

•	the statutory statements of cash flow are presented on the basis prescribed by the NAIC; and

•	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

•	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

•	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

•	Certain assets and liabilities are reported net of ceded reinsurance balances; and

•	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

•	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

•	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

•	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

•	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

•

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

•

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

•

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses; and

•	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

•	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

•	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

•

with the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

•	interest earned on derivatives is charged to net investment income; and

•	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Federal Income Taxes

•

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

•	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

•

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 3.5% and 4.0% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. The Company has applied principle-based reserving to all new individual life business. For business subject to principle-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principle-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

Future policy benefits for PRT contracts have been established in accordance with the CRVM. Statutory reserves for PRT business are calculated as the present value of future benefit payments, using the prescribed 1994 Group Annuity Mortality table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual.

The Company calculated its reserves for variable annuities using a stochastic reserve, which is floored at the cash surrender value, per Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities.

The aggregate reserves for individual accident and health policies consist of disabled life reserves and unearned premium reserves. The disabled life reserves are calculated using the 1952 Accidental Death Benefits table at 3.0% interest. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of unearned premium reserves and claim reserves. The claim reserves are comprised of amounts to be paid on incurred but unreported claims plus benefits payable on disabled life claims. Disabled life claims for group long-term disability policies are based on the 1987 Commissioner’s Group Disability table, primarily discounted at 3.5%, 4.0% and 4.5% interest. Future policy benefits on other group health policies are not discounted.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized to determine the fair value of bonds and stocks for which market quotations, quotations on comparable securities or models are used. These are compared to pricing from additional sources when available. Pricing may also be received directly from third-party managers who utilize various methodologies, primarily discounted cash flow models using market-based interest rates and spreads, adjusted for borrower-specific factors. For these bonds and stocks, the Company obtains the pricing services’ and managers’ methodologies and classifies the investments accordingly in the fair value hierarchy.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Corporate pricing matrices are used in valuing certain bonds. The corporate pricing matrices were developed using publicly and privately available spreads segmented by various weighted average lives and credit quality ratings. Certain private placement bonds have adjusted spreads to capture the impacts of liquidity premium based on industry sector. The weighted average life and credit quality rating of a particular bond to be priced using those matrices are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate industry sector or U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or corporate pricing matrices. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investment’s fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less an allowance for credit losses. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by first-priority liens on real estate, partnership equity interests and common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require an allowance for credit losses when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires an allowance for credit losses, a provision for losses is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Allowance for credit losses charges are recorded in net unrealized capital gains and losses. In the event an allowance for credit losses charge is reversed, the recovery is also recorded in net unrealized capital gains and losses. If the mortgage loan is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the loan and the fair value of the collateral less estimated costs to obtain and sell. Any previously recorded allowance for credit losses is reversed.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of an allowance for credit losses, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above and instead are evaluated using other qualitative metrics.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current, and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments primarily consist of outstanding unsecured promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Other invested assets. Other invested assets consist primarily of alternative investments in hedge funds, private equity funds, private debt funds, tax credit funds, real estate funds and partnerships, limited liability companies and joint ventures. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, total return swaps, futures and options.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income in the statutory statements of operations and cash flow. Cash flows associated with the acquisition, maturity, and termination of derivative instruments are recorded as investing activities in derivative assets in the statutory statements of cash flow.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate (“SOFR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Corporate-Owned Life Insurance

The following table summarizes COLI, which is held at cash surrender value, as of the dates indicated:

	December 31,
(in millions)	2024	2023
Corporate-owned life insurance:
Variable life insurance[1]	$1,729	$1,032

Total corporate-owned life insurance	$1,729	$1,032

1

The investments underlying the variable life insurance policies are 63% cash and short-term investments, 15% bonds and 22% other invested assets as of December 31, 2024. The investments underlying the variable life insurance policies are 64% cash and short-term investments, 17% real estate, 14% bonds and 5% other invested assets as of December 31, 2023.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as the IMR. The IMR is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified to an asset and evaluated for admittance under INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”). The Company utilizes the grouped method for amortization. Under the grouped method, the IMR is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands. Refer to Recently Adopted Accounting Standards for additional discussion of IMR.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is recognized directly in surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Accounting Changes and Corrections of Errors

During 2022, the Company modified its approach used to schedule the reversals of its deferred tax asset for policyholder reserves under Statement of Statutory Accounting Principles (“SSAP”) No. 101, Income Taxes (“SSAP 101”). Effective January 1, 2022, the Company updated its methodology to include additional data and analysis of reversal patterns driven by policy counts and lapses to calculate the reversal of the deferred tax asset for policyholder reserves. The impact of the change increased the Company’s net admitted deferred tax asset $14 million and $13 million as of December 31, 2022 and January 1, 2022, respectively, with a commensurate increase in capital and surplus. There was no impact on net income.

During 2022, the Company identified and corrected an error in annuity product allocation drivers for general operating expenses between the Company and NLIC that resulted in an overstatement of the Company’s general insurance expenses for the years ended December 31, 2021, 2020 and 2019. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors (“SSAP No. 3”), the total prior period correction was recorded as an increase to total surplus of $45 million, an increase to total assets of $44 million and a decrease to total liabilities of $1 million as of January 1, 2022.

During 2022, the Company identified and corrected an error in applying the accounting treatment for dynamically hedged derivative instruments under OAC 3901-1-67 at adoption, as discussed above. In accordance with SSAP No. 3, the total prior period correction was recorded as a decrease to total surplus and an increase to total liabilities of $39 million as of January 1, 2022.

Recently Adopted Accounting Standards

Effective December 31, 2023, the Company adopted INT 23-04, Life Reinsurance Liquidation Questions, that addresses accounting and reporting questions about a recent life reinsurer liquidation. On July 18, 2023, Scottish Re U.S. (“SRUS”) was declared insolvent and ordered liquidated by the Court of Chancery of the State of Delaware, resulting in termination of the reinsurance agreements between the Company and SRUS on September 30, 2023, and recapture of the ceded liabilities. The Company has accrued adequate provisions as of December 31, 2023, in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, related to SRUS reinsurance recoverables. During 2024, the Company received a final payment from the assets previously held in a trust by SRUS that secured annuity reinsurance recoverables of $38 million in full satisfaction of the outstanding annuity reinsurance recoverables from SRUS.

Effective September 30, 2023, the Company adopted INT 23-01, a short-term solution related to the accounting treatment of an insurer’s negative IMR balance. INT 23-01 allows an insurer with an authorized control level RBC greater than 300%, after an adjustment to total adjusted capital, to admit negative IMR up to 10% of its general account capital and surplus, subject to certain restrictions and reporting obligations. The admitted disallowed IMR in the separate accounts was immaterial as of December 31, 2024. There was no admitted disallowed IMR in the separate accounts as of December 31, 2023. Fixed income investments generating IMR losses comply with the Company’s investment policies. There are no deviations from the investment policies and sales were not compelled by liquidity pressures. The Company has not allocated gains or losses to IMR from derivatives that were reported at fair value prior to the termination of the derivative. As of December 31, 2024 and 2023, the Company has $32 million and $33 million, respectively, of admitted disallowed IMR in capital and surplus in the general account.

Subsequent Events

The Company evaluated subsequent events through April 8, 2025, the date the statutory financial statements were issued.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

		Separate
	General	account non-		% of
(in millions)	account[1]	guaranteed	Total	Total
December 31, 2024
Subject to discretionary withdrawal:
With market value adjustment	$31,657	$—	$31,657	90%
At book value less current surrender charge of 5% or more	924	—	924	3%
At fair value	—	273	273	1%

Total with market value adjustment or at fair value	$32,581	$273	$32,854	94%
At book value without adjustment (minimal or no charge or adjustment)	2,243	—	2,243	6%
Not subject to discretionary withdrawal	34	—	34	0%

Total, gross	$34,858	$273	$35,131	100%
Less: Reinsurance ceded	(2,327)	—	(2,327)

Total, net	$32,531	$273	$32,804

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$174	$—	$174

December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$28,460	$—	$28,460	89%
At book value less current surrender charge of 5% or more	939	—	939	3%
At fair value	6	264	270	1%

Total with market value adjustment or at fair value	$29,405	$264	$29,669	93%
At book value without adjustment (minimal or no charge or adjustment)	2,073	—	2,073	7%
Not subject to discretionary withdrawal	23	—	23	0%

Total, gross	$31,501	$264	$31,765	100%
Less: Reinsurance ceded	(1,855)	—	(1,855)

Total, net	$29,646	$264	$29,910

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$170	$—	$170

1	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the analysis of group annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2024
Subject to discretionary withdrawal:
At fair value	$—	$—	$59	$59	1%

Total with market value adjustment or at fair value	$—	$—	$59	$59	1%
At book value without adjustment (minimal or no charge or adjustment)	9	—	—	9	0%
Not subject to discretionary withdrawal	764	4,988	—	5,752	99%

Total, gross	$773	$4,988	$59	$5,820	100%

Total, net	$773	$4,988	$59	$5,820

December 31, 2023
Subject to discretionary withdrawal:
At fair value	$—	$—	$57	$57	2%

Total with market value adjustment or at fair value	$—	$—	$57	$57	2%
At book value without adjustment (minimal or no charge or adjustment)	10	—	—	10	0%
Not subject to discretionary withdrawal	507	2,651	—	3,158	98%

Total, gross	$517	$2,651	$57	$3,225	100%

Total, net	$517	$2,651	$57	$3,225

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Total	% of Total
December 31, 2024
Subject to discretionary withdrawal:
At fair value	$6	$6	1%

Total with market value adjustment or at fair value	$6	$6	1%
At book value without adjustment (minimal or no charge or adjustment)	34	34	6%
Not subject to discretionary withdrawal	565	565	93%

Total, gross	$605	$605	100%

Total, net	$605	$605

December 31, 2023
Subject to discretionary withdrawal:
At fair value	$—	$—	0%

Total with market value adjustment or at fair value	$—	$—	0%
At book value without adjustment (minimal or no charge or adjustment)	33	33	5%
Not subject to discretionary withdrawal	571	571	95%

Total, gross	$604	$604	100%

Total, net	$604	$604

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2024	2023
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$33,296	$30,154
Supplemental contracts with life contingencies, net	8	9
Deposit-type contracts	605	604

Subtotal	$33,909	$30,767
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$5,320	$2,972

Subtotal	$5,320	$2,972

Total annuity actuarial reserves and deposit fund liabilities, net	$39,229	$33,739

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the analysis of life insurance actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2024
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$—	$17	$18	$—	$—	$—
Universal life	338	334	359	—	—	—
Universal life with secondary guarantees	2,899	2,656	8,253	—	—	—
Indexed universal life with secondary guarantees	7,596	6,262	6,801	—	—	—
Other permanent cash value life insurance	—	212	318	—	—	—
Variable life	333	309	645	2,860	2,654	2,654

Subtotal	$11,166	$9,790	$16,394	$2,860	$2,654	$2,654
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	—	—	1,332	—	—	—
Disability - active lives	—	—	74	—	—	—
Disability - disabled lives	—	—	62	—	—	—
Miscellaneous reserves	—	—	217	—	—	—

Total, gross	$11,166	$9,790	$18,079	$2,860	$2,654	$2,654
Less: Reinsurance ceded	(386)	(352)	(2,924)	—	—	—

Total, net	$10,780	$9,438	$15,155	$2,860	$2,654	$2,654

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2023
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$—	$17	$18	$—	$—	$—
Universal life	340	336	361	—	—	—
Universal life with secondary guarantees	2,727	2,359	7,293	—	—	—
Indexed universal life with secondary guarantees	6,219	4,949	5,522	—	—	—
Other permanent cash value life insurance	—	196	298	—	—	—
Variable life	281	257	546	2,328	2,158	2,158

Subtotal	$9,567	$8,114	$14,038	$2,328	$2,158	$2,158
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	—	—	1,311	—	—	—
Disability - active lives	—	—	66	—	—	—
Disability - disabled lives	—	—	51	—	—	—
Miscellaneous reserves	—	—	228	—	—	—

Total, gross	$9,567	$8,114	$15,694	$2,328	$2,158	$2,158
Less: Reinsurance ceded	(412)	(366)	(2,928)	—	—	—

Total, net	$9,155	$7,748	$12,766	$2,328	$2,158	$2,158

The following table is a reconciliation of life insurance actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2024	2023
Life, accident and health annual statement:
Life insurance, net	$14,893	$12,512
Disability - active lives, net	73	65
Disability - disabled lives, net	61	50
Miscellaneous reserves, net	128	139

Subtotal	$15,155	$12,766
Separate accounts annual statement:
Life insurance	$2,654	$2,158

Subtotal	$2,654	$2,158

Total life insurance actuarial reserves, net	$17,809	$14,924

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2024		December 31, 2023
(in millions)	Legally insulated assets	Separate account assets (not legally insulated)	Legally insulated assets	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$332	$—	$320	$—
Life insurance	2,861	—	2,329	—
Pension risk transfer group annuities	5,181	—	2,673	—

Total	$8,374	$—	$5,322	$—

Amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account have been immaterial for the last 5 years.

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

The Company has a separate account that holds group annuity contracts offered through the Company’s PRT business, wherein the Company provides guaranteed benefit payments to annuitants. The Company issues PRT business out of both the general and separate accounts, and within both, the assets and liabilities of this business are carried at amortized cost. The PRT separate account business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonguaranteed separate accounts	Total
December 31, 2024
Premiums, considerations or deposits	$2,484	$375	$2,859

Reserves
For accounts with assets at:
Fair value	$—	$2,986	$2,986
Amortized cost	4,988	—	4,988

Total reserves[1]	$4,988	$2,986	$7,974

By withdrawal characteristics:
At fair value	$—	$2,986	$2,986

Subtotal	$—	$2,986	$2,986
Not subject to discretionary withdrawal	4,988	—	4,988

Total reserves[1]	$4,988	$2,986	$7,974

1

The total reserves balance does not equal the liabilities related to separate accounts of $8.4 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $400 million, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonguaranteed separate accounts	Total
December 31, 2023
Premiums, considerations or deposits	$1,401	$271	$1,672

Reserves
For accounts with assets at:
Fair value	$—	$2,479	$2,479
Amortized cost	2,651	—	2,651

Total reserves[1]	$2,651	$2,479	$5,130

By withdrawal characteristics:
At fair value	$—	$2,479	$2,479

Subtotal	$—	$2,479	$2,479
Not subject to discretionary withdrawal	2,651	—	2,651

Total reserves[1]	$2,651	$2,479	$5,130

1

The total reserves balance does not equal the liabilities related to separate accounts of $5.3 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $192 million, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

The following table is a reconciliation of net transfers to separate accounts, as of the dates indicated:

	December 31,
(in millions)	2024	2023	2022
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$2,859	$1,671	$1,217
Transfers from separate accounts	(405)	(237)	(121)

Net transfers to separate accounts	$2,454	$1,434	$1,096
Reconciling adjustments:
Exchange accounts offsetting in the general account	7	9	8

Net transfers as reported in the statutory statements of operations	$2,461	$1,443	$1,104

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2024
Bonds:
U.S. Government	$1	$—	$—	$1
States, territories and possessions	612	2	54	560
Political subdivisions	204	—	26	178
Special revenues	1,809	6	183	1,632
Industrial and miscellaneous	31,904	136	2,582	29,458
Loan-backed and structured securities	4,866	22	91	4,797

Total bonds	$39,396	$166	$2,936	$36,626

Common stocks unaffiliated	45	—	—	45
Preferred stocks unaffiliated	3	—	—	3

Total unaffiliated stocks	$48	$—	$—	$48

Total bonds and unaffiliated stocks	$39,444	$166	$2,936	$36,674

December 31, 2023
Bonds:
U.S. Government	$36	$1	$—	$37
States, territories and possessions	469	5	38	436
Political subdivisions	215	1	24	192
Special revenues	1,736	16	145	1,607
Industrial and miscellaneous	28,721	194	2,245	26,670
Loan-backed and structured securities	4,255	17	123	4,149

Total bonds	$35,432	$234	$2,575	$33,091

Common stocks unaffiliated	45	—	—	45
Preferred stocks unaffiliated	4	—	—	4

Total unaffiliated stocks	$49	$—	$—	$49

Total bonds and unaffiliated stocks	$35,481	$234	$2,575	$33,140

The carrying value of bonds on deposit with various states as required by law was immaterial as of December 31, 2024 and 2023.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2024. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,199	$1,193
Due after one year through five years	11,592	11,272
Due after five years through ten years	8,622	8,089
Due after ten years	13,117	11,275

Total bonds excluding loan-backed and structured securities	$34,530	$31,829
Loan-backed and structured securities	4,866	4,797

Total bonds	$39,396	$36,626

The following table summarizes the fair value and unrealized losses on bonds (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2024
Bonds:
U.S. Government	$—	$—	$1	$—	$1	$—
States, territories and possessions	151	5	281	49	432	54
Political subdivisions	15	1	147	25	162	26
Special revenues	242	7	1,159	175	1,401	182
Industrial and miscellaneous	5,006	146	18,747	2,613	23,753	2,759
Loan-backed and structured securities	313	2	1,185	90	1,498	92

Total bonds	$5,727	$161	$21,520	$2,952	$27,247	$3,113

December 31, 2023
Bonds:
U.S. Government	$—	$—	$1	$—	$1	$—
States, territories and possessions	5	—	305	38	310	38
Political subdivisions	11	—	153	24	164	24
Special revenues	37	—	1,238	145	1,275	145
Industrial and miscellaneous	760	39	21,011	2,297	21,771	2,336
Loan-backed and structured securities	261	2	2,044	122	2,305	124

Total bonds	$1,074	$41	$24,752	$2,626	$25,826	$2,667

As of December 31, 2024, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be at maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

As of December 31, 2024, the Company had the intent to sell an immaterial balance of loan-backed and structured securities identified as having an other-than-temporary impairment. There were no loan-backed and structured securities with an other-than-temporary impairment that were intended to be sold as of December 31, 2023.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Mortgage Loans, Net of Allowance

As of December 31, 2024 and 2023 the Company had no mortgage loans with an allowance for credit losses. For the year ended December 31, 2022, changes in the allowance for credit losses were immaterial and due to current period provisions.

Effective January 1, 2023, the Company changed its method for reserving for mortgage loans by removing the need for a non-specific reserve. In the Company’s judgement, the change in reserving approach appropriately reflects the credit risk inherent for mortgage loans held. The impact of the change was recorded as a reversal of the non-specific reserves, resulting in an increase to unassigned surplus of $6 million and recorded through ‘Other, net’ activity within the statutory statements of changes in capital and surplus. There was no impact on net income.

As of December 31, 2024 and 2023, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2024
Apartment	$3,834	$56	$3,890	$3,871	$19	$3,890
Industrial	2,630	80	2,710	2,710	—	2,710
Office	930	155	1,085	1,084	1	1,085
Retail	1,772	32	1,804	1,804	—	1,804
Other	299	40	339	339	—	339

Total[1]	$9,465	$363	$9,828	$9,808	$20	$9,828

Weighted average DSC ratio	2.21	1.54	2.19	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	61%	70%	61%

December 31, 2023
Apartment	$3,684	$15	$3,699	$3,659	$40	$3,699
Industrial	2,108	—	2,108	2,108	—	2,108
Office	1,023	79	1,102	1,102	—	1,102
Retail	1,724	12	1,736	1,736	—	1,736
Other	286	27	313	313	—	313

Total[1]	$8,825	$133	$8,958	$8,918	$40	$8,958

Weighted average DSC ratio	2.20	1.34	2.19	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	59%	73%	59%

1	Excludes $46 million and $79 million of commercial mortgage loans that were under development as of December 31, 2024 and 2023, respectively.

As of December 31, 2024 and 2023, the Company has a diversified mortgage loan portfolio with no more than 24.0% in a geographic region in the U.S., no more than 40.0% and 42.0% in a property type, respectively, and no more than 1.0% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2024 and 2023 were 6.5% and 5.1% and 12.0% and 4.8%, respectively. As of December 31, 2024 and 2023, the maximum LTV ratio of any one loan at the time of loan origination was 89.0% and 78.0%, respectively. As of December 31, 2024 and 2023, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or amounts advanced and not included in the mortgage loan portfolio.

Securities Lending

The fair value of loaned securities was $210 million and $246 million as of December 31, 2024 and 2023, respectively. The Company held $161 million and $210 million of cash collateral on securities lending as of December 31, 2024 and 2023, respectively. The carrying value and fair value of reinvested collateral assets was $162 million and $210 million and had a contractual maturity of under 30 days as of December 31, 2024 and 2023, respectively. The fair value of bonds acquired with reinvested collateral assets was $165 million and $215 million as of December 31, 2024 and 2023, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $54 million and $42 million in non-cash collateral on securities lending as of December 31, 2024 and 2023, respectively.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2024	2023	2022
Bonds	$1,695	$1,397	$1,122
Mortgage loans	399	345	310
Policy loans	9	13	8
Derivative instruments[1]	(55)	(356)	88
Other	88	102	68

Gross investment income	$2,136	$1,501	$1,596
Investment expenses	(59)	(50)	(41)

Net investment income	$2,077	$1,451	$1,555

1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

The amount of investment income due and accrued that was nonadmitted as of December 31, 2024 and 2023 was immaterial. Investment income due and accrued as of December 31, 2024 and 2023 that was admitted was $463 million and $416 million, respectively.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2024	2023	2022
Gross gains on sales	$21	$7	$6
Gross losses on sales	(23)	(25)	(39)

Net realized capital losses on sales	$(2)	$(18)	$(33)
Other-than-temporary impairments	(19)	(31)	(10)

Total net realized capital losses	$(21)	$(49)	$(43)
Tax (expense) benefit on net losses	(1)	3	(8)

Net realized capital losses, net of tax	$(22)	$(46)	$(51)
Less: Net realized losses transferred to the IMR	(6)	(18)	(12)

Net realized capital losses, net of tax and transfers to the IMR	$(16)	$(28)	$(39)

For the year ended December 31, 2024, the gross realized gains and gross realized losses on sales of bonds were $7 million and $22 million, respectively. For the year ended December 31, 2023, gross realized gains and gross realized losses on sales of bonds were $5 million and $24 million, respectively. For the year ended December 31, 2022, gross realized gains and gross realized losses on sales of bonds were $2 million and $26 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2024, 2023 and 2022.

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $482 million and $501 million as of December 31, 2024 and 2023, respectively. As of December 31, 2024 and 2023, there were $37 million and $10 million of outstanding commitments to fund mortgage loans, respectively. As of December 31, 2024 and 2023, there was $320 million and $151 million of outstanding commitments to purchase bonds, respectively.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Equity Market Risk Management. The Company has a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures and options.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2024 and 2023, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net carrying value	Fair value asset	Fair value liability	Average fair value
December 31, 2024
Cross currency swaps	$2,497	$189	$212	$(9)	$1
Options	52,961	903	1,825	—	—
Total return swaps	470	—	—	—	—
Futures	218	—	—	—	—

Total derivatives[1]	$56,146	$1,092	$2,037	$(9)	$1

December 31, 2023
Cross currency swaps	$1,871	$87	$136	$(15)	$1
Options	46,984	833	1,196	—	—
Total return swaps	192	—	—	—	—
Futures	252	—	—	—	—

Total derivatives[1]	$49,299	$920	$1,332	$(15)	$1

1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2024 and 2023.

The Company received $1.9 billion and $1.1 billion of cash collateral and held $225 million and $296 million of securities off-balance sheet as collateral for derivative assets as of December 31, 2024 and 2023, respectively. Cash and securities pledged for derivative liabilities were immaterial as of December 31, 2024 and 2023. The impact of netting as a result of master netting agreements reduced the fair value of derivative assets and liabilities by $9 million and $10 million as of December 31, 2024 and 2023, respectively. As a result, the Company’s uncollateralized position for derivatives instruments was immaterial in each respective period. In addition, the Company posted initial margin on derivative instruments of $7 million and $10 million as of December 31, 2024 and 2023, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Unrealized gains (losses) recorded in capital and surplus
	December 31,
(in millions)	2024	2023	2022
Cross-currency swaps	$101	$(52)	$131

Total	$101	$(52)	$131

There were no realized gains or losses recorded in operations for the years ended December 31, 2024, 2023 and 2022.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2024:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Bonds	$—	$5	$—	$5
Preferred stocks unaffiliated	—	—	3	3
Common stocks unaffiliated	—	45	—	45
Separate account assets	3,193	—	—	3,193

Assets at fair value	$3,193	$50	$3	$3,246

The following table presents the rollforward of Level 3 assets held at fair value during the year ended December 31, 2024:

(in millions)	Preferred stocks unaffiliated
Balance as of December 31, 2023	$4
Net gains (losses):
In surplus	(1)

Balance as of December 31, 2024	$3

The following table summarizes assets and liabilities held at fair value as of December 31, 2023:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Bonds	$—	$3	$—	$3
Preferred stocks unaffiliated	—	—	4	4
Common stocks unaffiliated	—	45	—	45
Separate account assets	2,650	—	—	2,650

Assets at fair value	$2,650	$48	$4	$2,702

The following table presents the rollforward of Level 3 assets held at fair value during the year ended December 31, 2023:

(in millions)	Preferred stocks unaffiliated
Balance as of December 31, 2022	$3
Net gains (losses):
In surplus	1
Purchases	1
Sales	(1)

Balance as of December 31, 2023	$4

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2024
Assets
Bonds	$1	$28,704	$7,916	$36,621	$39,391
Mortgage loans, net of allowance	—	—	8,653	8,653	9,874
Policy loans	—	—	412	412	412
Derivative assets	—	212	1,825	2,037	1,098
Cash, cash equivalents and short-term investments	(5)	2,344	—	2,339	2,339
Securities lending collateral assets	162	—	—	162	162
Separate account assets	580	2,815	1,603	4,998	5,181

Total assets	$738	$34,075	$20,409	$55,222	$58,457

Liabilities
Investment contracts	$—	$—	$504	$504	$556
Derivative liabilities	—	9	—	9	6

Total liabilities	$—	$9	$504	$513	$562

December 31, 2023
Assets
Bonds	$37	$26,817	$6,234	$33,088	$35,429
Mortgage loans, net of allowance	—	—	7,904	7,904	9,037
Policy loans	—	—	301	301	301
Derivative assets	—	136	1,196	1,332	937
Cash, cash equivalents and short-term investments	5	1,623	—	1,628	1,628
Securities lending collateral assets	210	—	—	210	210
Separate account assets	80	1,606	986	2,672	2,672

Total assets	$332	$30,182	$16,621	$47,135	$50,214

Liabilities
Investment contracts	$—	$—	$560	$560	$556
Derivative liabilities	—	15	—	15	17

Total liabilities	$—	$15	$560	$575	$573

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable-rate contracts approximates their carrying value.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2024
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$578	$14	$592
Statutory valuation allowance adjustment	—	—	—

Adjusted gross deferred tax assets	$578	$14	$592
Less: Deferred tax assets nonadmitted	327	—	327

Net admitted deferred tax assets	$251	$14	$265
Less: Deferred tax liabilities	46	27	73

Net admitted deferred tax assets	$205	$(13)	$192

	December 31, 2023
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$544	$15	$559
Statutory valuation allowance adjustment	—	—	—

Adjusted gross deferred tax assets	$544	$15	$559
Less: Deferred tax assets nonadmitted	330	—	330

Net admitted deferred tax assets	$214	$15	$229
Less: Deferred tax liabilities	38	16	54

Net admitted deferred tax assets	$176	$(1)	$175

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2024	2023	Change
Adjusted gross deferred tax assets	$592	$559	$33
Total deferred tax liabilities	(73)	(54)	(19)

Net deferred tax assets	$519	$505	$14
Less: Tax effect of unrealized gains and losses			(5)

Change in deferred income tax			$19

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2024
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized[1]	184	8	192
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	67	6	73

Admitted deferred tax assets	$251	$14	$265

	December 31, 2023
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$—	$2	$2
Adjusted gross deferred tax assets expected to be realized[1]	168	5	173
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	46	8	54

Admitted deferred tax assets	$214	$15	$229

1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2024 and 2023, the threshold limitation for adjusted capital and surplus was $496 million and $459 million, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $3.3 billion and $3.1 billion as of December 31, 2024 and 2023, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 640% and 654% as of December 31, 2024 and 2023, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2024
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	5.30%	0.00%	5.30%
Net admitted adjusted gross deferred tax assets	11.83%	0.00%	11.83%

	December 31, 2023
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	0.00%	0.00%	0.00%

The Company’s tax planning strategies did not include the use of reinsurance for the years ended December 31, 2024 and 2023.

There were no temporary differences for which deferred tax liabilities were not recognized for the years ended December 31, 2024 and 2023.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2024	2023	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$178	$206	$(28)
Investments	43	43	—
Deferred acquisition costs	296	268	28
Tax credit carry-forward	32	—	32
Other	29	27	2

Subtotal	$578	$544	$34

Nonadmitted	(327)	(330)	3

Admitted ordinary deferred tax assets	$251	$214	$37

Capital:
Investments	14	15	(1)

Subtotal	$14	$15	$(1)

Admitted capital deferred tax assets	$14	$15	$(1)

Admitted deferred tax assets	$265	$229	$36

Deferred tax liabilities
Ordinary:
Investments	$(16)	$(13)	$(3)
Future policy benefits and claims	(13)	(13)	—
Other	(17)	(12)	(5)

Subtotal	$(46)	$(38)	$(8)

Capital:
Investments	(27)	(16)	(11)

Subtotal	$(27)	$(16)	$(11)

Deferred tax liabilities	$(73)	$(54)	$(19)

Net deferred tax assets	$192	$175	$17

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2024 and 2023.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to (loss) income before tax as follows, for the years ended:

	December 31,
(in millions)	2024	2023	2022
Current income tax (benefit) expense	$(8)	$216	$13
Change in deferred income tax (without tax on unrealized gains and losses)	(19)	(195)	(1)

Total income tax (benefit) expense reported	$(27)	$21	$12

(Loss) income before income and capital gains taxes	$(71)	$(314)	$110
Federal statutory tax rate	21%	21%	21%

Expected income tax (benefit) expense at statutory tax rate	$(15)	$(66)	$23
(Decrease) increase in actual tax reported resulting from:
Initial ceding commission and expense allowance	(6)	104	(7)
Other	(6)	(17)	(4)

Total income tax (benefit) expense reported	$(27)	$21	$12

The Company incurred an immaterial amount in federal income tax expense in 2023, which is available for recoupment in the event of future net losses.

The following table summarizes the tax credit carryforwards available as of December 31, 2024:

(in millions)	Amount	Origination	Expiration
Corporate alternative minimum tax credits	$31	2024	N/A

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company	Nationwide Financial General Agency, Inc.
Allied Insurance Company of America	Nationwide Financial Services, Inc.
Allied Property & Casualty Insurance Company	Nationwide General Insurance Company
Allied Texas Agency, Inc.	Nationwide Indemnity Company
AMCO Insurance Company	Nationwide Insurance Company of America
American Marine Underwriters	Nationwide Insurance Company of Florida
Crestbrook Insurance Company	Nationwide Investment Services Corporation
Depositors Insurance Company	Nationwide Life and Annuity Insurance Company
DVM Insurance Agency, Inc.	Nationwide Life Insurance Company
Eagle Captive Reinsurance, LLC	Nationwide Lloyds
Freedom Specialty Insurance Company	Nationwide Property & Casualty Insurance Company
Harleysville Insurance Company of New York	Nationwide Retirement Solutions, Inc.
Harleysville Insurance Company	Nationwide Sales Solutions, Inc.
Harleysville Insurance Company of New Jersey	Nationwide Trust Company, FSB
Harleysville Lake States Insurance Company	NBS Insurance Agency, Inc.
Harleysville Preferred Insurance Company	NFS Distributors, Inc.
Harleysville Worcester Insurance Company	Registered Investment Advisors Services, Inc.
Jefferson National Life Insurance Company	Retention Alternatives, Ltd.
Jefferson National Life Insurance Company of New York	Retention Alternatives Ltd. In Respect of Cell No. 1
Lone Star General Agency, Inc.	Segregated Account
National Casualty Company	Scottsdale Indemnity Company
Nationwide Advantage Mortgage Company	Scottsdale Insurance Company
Nationwide Affinity Insurance Company of America	Scottsdale Surplus Lines Insurance Company
Nationwide Agent Risk Purchasing Group, Inc.	Titan Insurance Company
Nationwide Agribusiness Insurance Company	Titan Insurance Services, Inc.
Nationwide Assurance Company	Veterinary Pet Insurance Company
Nationwide Cash Management Company	Victoria Fire & Casualty Company
Nationwide Corporation	Victoria Select Insurance Company
Nationwide Financial Assignment Company	VPI Services, Inc.

The method of allocation of regular tax among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return. Effective January 1, 2023, the Company revised its tax sharing agreement to address corporate alternative minimum tax (“CAMT”). If the consolidated federal income tax return group is an Applicable Corporation and has a CAMT liability, all members of the group will be treated as Applicable Corporations subject to CAMT. CAMT is paid by affiliates based on the ratio of the subsidiary’s CAMT liability to the total CAMT liabilities of all subsidiaries.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2024 and 2023.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

In August 2022, the Inflation Reduction Act of 2022 (“Act”) was passed by the U.S. Congress and signed into law. The Act includes a new Federal CAMT, effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an Applicable Corporation. A corporation is an Applicable Corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1 billion. The $1 billion threshold is determined on a controlled-group basis by aggregating the AFSI of all entities treated as a single employer under tax law. The controlled-group’s AFS is generally treated as the AFS for all separate entities in the controlled-group. Except under limited circumstances, once a corporation is an Applicable Corporation, it is an Applicable Corporation in all future years.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

An applicable corporation is not automatically subject to a CAMT liability. An Applicable Corporation’s tentative CAMT liability is equal to 15% of its adjusted AFSI, and CAMT is payable to the extent the tentative CAMT liability exceeds its regular corporate income tax. However, any CAMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of CAMT. For financial statement reporting, in the event an Applicable Corporation is subject to CAMT there will be no impact to total tax as any CAMT paid will be offset by the establishment of a deferred tax asset for the credit carryover.

The Company comprises a controlled-group of entities and has determined that it will be an Applicable Corporation in 2024. In making such determination, the Company has made certain interpretations of, and assumptions regarding, the CAMT provisions of the Act. While the U.S. Treasury Department issued proposed regulations on September 12, 2024, there remain many open questions and significant portions of the guidance will not be effective until the regulations are issued in final form. However, the proposed regulations, including the portions not effective until finalized, will not materially impact the Company’s financial statements.

The Company has made an accounting policy election to disregard CAMT when evaluating the need for a valuation allowance for its non-CAMT deferred tax assets.

For the years ended December 31, 2024 and 2023, the Act did not impact the Company’s total tax.

(9)	FHLB Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 40% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $6.0 billion to the FHLB, shared between the Company and NLIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. FHLB membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $20 million in membership stock as of December 31, 2024 and 2023, none of which is eligible for redemption. As part of the agreement, the Company purchased and held an additional $25 million in activity stock and an immaterial amount in excess stock as of December 31, 2024 and 2023, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $553 million as of December 31, 2024 and 2023, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. Borrowings are not subject to prepayment penalties under these agreements. The maximum amounts of aggregate advances from the FHLB were $554 million and $553 million for the years ended December 31, 2024 and 2023, respectively.

The Company has agreements with the FHLB to provide short-term financing for operations. These agreements, which were renewed in June 2024 and expire June 2025, allow the Company access to borrow up to $1.1 billion. As of December 31, 2024 and 2023, the Company had no amounts outstanding under these agreements.

Bonds and mortgage loans with a carrying value of $2.4 billion (3.7% of total admitted assets) and fair value of $2.2 billion (3.4% of total admitted assets) as of December 31, 2024 and carrying value of $1.8 billion (3.1% of total admitted assets) and fair value of $1.6 billion (2.9% of total admitted assets) as of December 31, 2023 were pledged as collateral under FHLB agreements, as a condition for withdrawal, and are included in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus. The maximum amount of collateral pledged to the FHLB had a carrying value of $2.4 billion and fair value of $2.3 billion for the year ended December 31, 2024, and a carrying value of $1.8 billion and fair value of $1.5 billion for the year ended December 31, 2023.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(10)	Reinsurance

Prior to the October 1, 2023 recapture, the Company had an intercompany reinsurance agreement with Olentangy whereby the Company ceded a block of certain universal life and term life insurance policies on an indemnity coinsurance basis with funds withheld and a block of certain term life insurance policies on a yearly renewable term basis. These policies were ceded to a reinsurance pool that included Olentangy and UHRL, a Bermuda captive (collectively, “Reinsurance Pool”). The Reinsurance Pool members had joint and several liability under the reinsurance agreement until June 30, 2028 when UHRL would exit the Reinsurance Pool and Olentangy would become solely liable. The Company had recorded an adjustment in the statutory statements of changes in capital and surplus as other, net, which was being amortized into operations in future periods as earnings emerge from the business reinsured. Upon recapture, the remaining unamortized balance of $142 million was fully amortized into operations. Amounts ceded to Olentangy under the reinsurance agreement prior to recapture during 2023 and 2022 included premiums of $44 million and $65 million, respectively, benefits and claims of $51 million and $82 million, respectively, and net investment earnings on funds withheld assets of $38 million and $50 million, respectively. The recapture settlement included payment from Olentangy of $1.2 billion, equal to the funds withheld balance as of October 1, 2023 in accordance with the reinsurance agreement, which was recorded as a reduction to the inception-to-date ceded premiums of $1.9 billion and commissions and expense allowances on reinsurance ceded of $700 million.

Effective October 1, 2023, the Company entered into an intercompany reinsurance agreement with Eagle Captive Reinsurance, LLC (“Eagle”) whereby certain universal life insurance and term life insurance policies are ceded on a coinsurance with funds withheld basis. Eagle, an affiliated wholly-owned subsidiary of NLIC, is an Ohio domiciled special purpose financial captive insurance company. Eagle paid the Company $853 million as settlement of the initial reinsurance transaction on October 1, 2023. The Company recognized $179 million of this settlement in the statutory statements of operations as commissions and expense allowances on reinsurance ceded, equal to the amount of current federal income tax, with the remaining $674 million included in the statutory statements of changes in capital and surplus as other, net, which is being amortized into operations in future periods as earnings emerge from the business ceded. Amounts ceded to Eagle under the reinsurance agreement during 2024 and 2023 (inclusive of the initial settlement) included premiums of $83 million and $2.3 billion, respectively, benefits and claims of $105 million and $30 million, respectively and net investment earnings on funds withheld assets of $63 million and $15 million, respectively. In order for the Company to record a reinsurance reserve credit of $2.3 billion for the ceded block, the Company is holding assets in funds withheld for the benefit of Eagle with a carrying value of $1.4 billion, and a fair value of $1.3 billion as of December 31, 2024 and 2023. Eagle was granted a permitted practice from the Department to record an excess of loss reinsurance recoverable from an unaffiliated reinsurer of $861 million and $853 million as of December 31, 2024 and 2023, respectively, as an admitted asset qualifying as other security under Actuarial Guideline 48 for the benefit of the Company. Amounts payable to Eagle related to the reinsurance agreement were $5 million as of December 31, 2024. Amounts receivable from Eagle related to the reinsurance agreement were $4 million as of December 31, 2023.

The Company has entered into a 100% coinsurance agreement with funds withheld with Eagle to cede guaranteed lifetime withdrawal benefit (“GLWB”) rider obligations provided under certain fixed indexed annuity contracts issued and to be issued by NLAIC. While the GLWB contract riders are ceded by NLAIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLAIC. Eagle applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law which values the assumed GLWB risks from NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the NAIC SAP pursuant to Ohio Revised Code Chapter 3964 and approved by the Department. The Company has recorded an adjustment in the statutory statements of changes in capital and surplus as other, net, which is being amortized into operations in future periods as earnings emerge from the business ceded. Amounts ceded to Eagle under the reinsurance agreement during 2024, 2023 and 2022 included premiums of $226 million, $158 million and $112 million, respectively, and net investment earnings on funds withheld assets of $17 million, $10 million and $6 million, respectively. As of December 31, 2024 and 2023, the carrying value of the funds withheld assets was $499 million and $328 million, respectively, which consists of bonds and cash equivalents and equals the amount of Eagle’s assumed GLWB rider reserve obligations calculated using the alternative reserving basis. As of December 31, 2024 and 2023, the Company’s reserve credit for guaranteed benefits ceded was $2.3 billion and $1.8 billion, respectively. Amounts payable to Eagle related to the reinsurance agreement was $21 million as of December 31, 2024. Amounts receivable from Eagle related to the reinsurance agreement was $24 million as of December 31, 2023.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are ceded on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, NLIC bears the investment risk associated with changes in interest rates. Risk of asset default is retained by the Company, and NLIC pays a fee to the Company for the Company’s retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts ceded to NLIC are included in the Company’s statutory statements of operations for 2024, 2023 and 2022 and include considerations of $4 million, $46 million and $10 million, respectively, net investment income of $25 million, $31 million and $35 million, respectively, and benefits, claims and other expenses of $145 million, $186 million and $161 million, respectively. The reserve adjustment for 2024, 2023 and 2022 of $(143) million, $(153) million and $(161) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $619 million and $737 million as of December 31, 2024 and 2023, respectively, and amounts recoverable related to this agreement were $2 million and $6 million as of December 31, 2024 and 2023, respectively.

The Company has an intercompany reinsurance agreement with NLIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are ceded on a modified coinsurance basis. Total policy reserves under this treaty were $34 million as of December 31, 2024 and 2023. Total premiums ceded under this treaty were $11 million, $12 million and $12 million during 2024, 2023 and 2022, respectively.

The Company has an intercompany reinsurance agreement with NLIC whereby a certain life insurance contract is ceded on a 100% coinsurance basis. Policy reserves ceded under this agreement totaled $154 million as of December 31, 2024 and 2023.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2024 and 2023 were $457 million and $489 million, respectively. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder.

(11)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, and other affiliates and subsidiaries as a part of its ongoing operations. These include, but are not limited to, annuity and life insurance contracts, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies in conformity with NAIC statutory accounting principles. In addition, the Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Affiliate receivables and payables are the result of cost sharing and intercompany service agreements between the Company and its affiliates in which settlement has not yet occurred. Affiliate receivables are presented net of affiliate payables when the Company has the right to offset. The net amounts due from affiliates were immaterial and $68 million as of December 31, 2024 and 2023, respectively, and are included in other assets in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. The net amounts due to affiliates were $61 million and $27 million as of December 31, 2024 and 2023, respectively, and are included in other liabilities in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. These arrangements are subject to written agreements which require that intercompany balances be settled within a certain time period, generally 30 to 60 days.

The Company and various affiliates share a home office, other facilities, equipment, common management and administrative services. In addition, NMIC provided data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. The Company was allocated costs from NMIC totaling $201 million, $160 million and $138 million for the years ended December 31, 2024, 2023 and 2022, respectively.

Funds of Nationwide Variable Insurance Trust Funds (“NVITF”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2024 and 2023, customer allocations to NVITF totaled $1.9 billion and $1.5 billion, respectively. For the years ended December 31, 2024, 2023 and 2022, NVITF paid the Company an immaterial amount for the distribution and servicing of these funds.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Amounts on deposit with NCMC for the benefit of the Company were $1.7 billion and $961 million as of December 31, 2024 and 2023, respectively. As of December 31, 2024 and 2023, amounts on deposit with NCMC were comprised of $1.5 billion and $782 million, respectively, of cash and cash equivalents, with remaining amounts in short-term investments.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2024 and 2023, the Company had no outstanding borrowings from affiliated entities under such agreements. The amounts the Company incurred for interest expense on intercompany repurchase agreements during 2024, 2023 and 2022 were immaterial.

During 2023, the Company received a total distribution from Olentangy of $80 million, comprised of a return of contributed surplus of $67 million and a dividend of $13 million.

During 2024, the Company received capital contributions of $400 million from NLIC. During 2023, the Company received no capital contributions from NLIC. During 2025, the Company received additional capital contributions of $100 million from NLIC as of the subsequent event date.

Pursuant to a financial support agreement, NLIC agrees to provide the Company with the minimum capital and surplus required by each state in which the Company does business. This agreement does not constitute NLIC as guarantor of any obligation or indebtedness of the Company or provide any creditor of NLAIC with recourse to or against any of the assets of NLIC.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988, are guaranteed by NLIC. Total SPDA contracts affected by this guarantee in force as of December 31, 2024 and 2023 were immaterial.

During 2024 and 2023, the Company paid capital contributions of $6 million and $5 million, respectively, to NWSBL. During 2025, the Company paid an additional capital contribution of $7 million to NWSBL as of the subsequent event date. The entire investment in NWSBL was nonadmitted as of December 31, 2024 and 2023.

The Company and Nationwide Trust Company, FSB (“NTC”) have entered into an unsecured promissory note whereby NTC can borrow up to $180 million from the Company for up to 364 days after the date of the agreement with the outstanding balance being reported in short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus. As of December 31, 2023, NTC had an outstanding borrowing of $90 million. Upon maturity on March 21, 2024, the outstanding balance was repaid and a $180 million replacement unsecured promissory note and revolving line of credit agreement was entered into with a draw amount of $90 million at an interest rate of 1-month SOFR plus 0.90% and a maturity date of March 20, 2025. As of December 31, 2024, NTC had an outstanding balance of $90 million. Upon maturity on March 20, 2025, the outstanding balance was repaid and a $180 million replacement unsecured promissory note and revolving line of credit agreement was entered into with a draw amount of $90 million at an interest rate of 1-month SOFR plus 0.91% and a maturity date of March 19, 2026. The outstanding balance on this note is $90 million as of the subsequent event date.

The Company and NWSBL have entered into a $550 million unsecured promissory note and revolving line of credit agreement whereby NWSBL can borrow up to $550 million from the Company for up to 364 days after the date of the agreement with the outstanding balance being reported in short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus. As of December 31, 2023, NWSBL had an outstanding balance of $550 million. Upon maturity on February 28, 2024, the outstanding balance was repaid and a $550 million replacement agreement was entered into with a draw amount of $550 million at an interest rate of 1-month SOFR plus 0.90% and a maturity date of February 27, 2025. As of December 31, 2024, NWSBL had an outstanding balance of $550 million. Upon maturity on February 27, 2025, the outstanding balance was repaid and a $550 million replacement agreement was entered into with a draw amount of $550 million at an interest rate of 1-month SOFR plus 0.9% and a maturity date of February 26, 2026. The outstanding balance on this note is $550 million as of the subsequent event date.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLAIC), LLC (“NW REI (NLAIC)”), a subsidiary of NMIC, at $38 million and $40 million as of December 31, 2024 and 2023, respectively. NW REI (NLAIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLAIC) to the value contained in the audited financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLAIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLAIC), if not already recorded in the financial statements of NW REI (NLAIC).

The Company has not made any other guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company’s or any affiliated insurer’s assets or liabilities.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

NMIC sponsors multiple benefit plans for its current and former employees including two qualified defined benefit pension plans, the Nationwide Retirement Plan – Account Balance and the Nationwide Retirement Plan – Final Average Pay, collectively the “Pension Plans”. On December 10, 2024, the Pension Plans purchased group annuity contracts that transferred certain obligations to the Company and NLIC. The impact of this transaction was immaterial to net income and capital and surplus.

(12)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(13)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC RBC model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of surplus as regards policyholders as of the prior December 31 or (ii) the net income of the insurer as of the prior year. No dividends were paid by the Company to NLIC for the years ended December 31, 2024 and 2023. The Company’s surplus as regards policyholders as of December 31, 2024 was $3.5 billion and statutory net loss for 2024 was $63 million. Due to the Company’s unassigned deficit as of December 31, 2024, any dividend paid by the Company in 2025 would require regulatory approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend or distribution paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Schedule I	Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2024 (in millions):

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$1	$1	$1
U.S. Government and agencies	17	17	17
Obligations of states and political subdivisions	2,192	1,975	2,192
Foreign governments	414	375	414
Public utilities	4,942	4,490	4,909
All other corporate, mortgage-backed and asset-backed securities	32,020	29,768	31,863

Total fixed maturity securities	$39,586	$36,626	$39,396

Equity securities:
Common stocks:
Industrial, miscellaneous and all other	45	45	45
Nonredeemable preferred stocks	2	3	3

Total equity securities	$47	$48	$48

Mortgage loans	9,874		9,874
Cash, cash equivalents and short-term investments	2,339		2,339
Policy loans	412		412
Other long-term investments[1]	2,625		2,625

Total invested assets	$54,883		$54,694

1

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $39 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Schedule IV	Reinsurance

As of December 31, 2024, 2023 and 2022 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2024
Life insurance in force	$294,948	$(96,950)	$—	$197,998	—
Life insurance premiums	$3,312	$(265)	$—	$3,047	—

2023
Life insurance in force	$267,086	$(94,561)	$—	$172,525	—
Life insurance premiums	$2,879	$(623)	$—	$2,256	—

2022
Life insurance in force	$242,505	$(70,213)	$—	$172,292	—
Life insurance premiums	$2,639	$(220)	$—	$2,419	—

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Life Insurance Company)

Schedule V	Valuation and Qualifying Accounts

Years ended December 31, 2024, 2023 and 2022 (in millions):

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts[1]	Deductions	Balance at end of period
2024
Valuation allowances - mortgage loans	$—	$—	$—	$—	$—
Valuation allowances - net deferred tax assets	—	—	—	—	—

2023
Valuation allowances - mortgage loans[2]	$—	$—	$—	$—	$—
Valuation allowances - net deferred tax assets	—	—	—	—	—

2022
Valuation allowances - mortgage loans	$48	$7	$—	$—	$55
Valuation allowances - net deferred tax assets	—	—	—	—	—

1

Amounts related to net deferred tax assets are recognized through surplus. The net admitted deferred tax balance as of December 31, 2024, 2023 and 2022 was $192 million, $175 million and $150 million, respectively.

2	Effective January 1, 2023, the Company changed its method for reserving for mortgage loans. Refer to Note 5 for further discussion and the resulting impacts of the change.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.